As filed with the Securities and Exchange Commission on October 27, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-22228
Investment Company Act file number

PNMAC Mortgage Opportunity Fund, LP
 (Exact name of registrant as specified in charter)

3043 Townsgate Road
Westlake Village, California 91361
 (Address of principal executive offices) (Zip code)

Derek W. Stark, Secretary
PNMAC MORTGAGE OPPORTUNITY FUND, LP
3043 Townsgate Road,   Westlake Village, California 91361
 (Name and address of agent for service)

Copies to:
Richard T. Prins, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, New York 10036

(818) 224-7050
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2015

EXPLANATORY NOTE

The Registrant is filing this amendment to its Form N-CSR for the six months ended June 30, 2015, originally filed with the Securities and Exchange Commission on September 3, 2015. The purpose of this amendment is to include a detailed Schedule of Investments in Item 6 – Investments as of June 30, 2015 and updated certifications attached as Exhibit 99. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.

Item 1. Reports to Stockholders.

PNMAC Mortgage Opportunity Fund, LP
and Subsidiaries

Semi-Annual Report
As of and for the six months ended June 30, 2015

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Statement of Assets and Liabilities
June 30, 2015
(Unaudited)

Assets:
Investments at fair value (cost $204,504,215)	$223,871,590
Receivable from PennyMac Loan Services, LLC	72,264,057
Other assets	5,990,974
Total assets	302,126,621

Liabilities:

Asset-backed secured financing at fair value	104,375,073
Payable to Investment Manager	594,471
Accrued expenses	623,787
Other liabilities	922,268
Total liabilities	106,515,599

Partners’ capital	$195,611,022

Partners’ capital consists of:
Non-controlling interest	$25,323,092
General partner	41,242,730
Limited partner	129,045,200
Total partners’ capital	$195,611,022

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Summary Schedule of Investments
June 30, 2015
(Unaudited)

INVESTMENTS - 114%*
INVESTMENTS IN NONAFFILIATES - 91%*

Description	Note Rate	State	Principal Amount	Fair Value
Mortgage loans
Mortgage Loan ID#1000043954	7.25%	FL	$2,250,000	$1,812,751
Mortgage Loan ID#1000015063	7.38%	FL	1,350,000	1,256,028
Mortgage Loan ID#1000043569	2.63%	CA	1,500,000	946,404
Mortgage Loan ID#1000002193	6.88%	DC	990,000	861,073
Mortgage Loan ID#1000043880	3.00%	OR	1,387,425	796,845
Mortgage Loan ID#1000035099	6.00%	NE	999,000	750,218
Mortgage Loan ID#1000043772	5.88%	FL	920,218	719,897
Mortgage Loan ID#1000028984	2.00%	CA	1,364,442	713,624
Mortgage Loan ID#1000035161	7.75%	NE	632,986	656,942
Mortgage Loan ID#1000043535	5.34%	NE	889,824	642,522
Mortgage Loan ID#1000000557	6.90%	NJ	990,473	633,812
Mortgage Loan ID#1000026543	6.25%	GA	731,500	626,770
Mortgage Loan ID#1000025942	3.00%	CA	621,594	600,835
Mortgage Loan ID#1000034768	3.00%	NE	667,276	590,457
Mortgage Loan ID#1000001651	7.38%	FL	1,453,630	570,968
Mortgage Loan ID#1000043744	6.38%	CA	778,451	556,186
Mortgage Loan ID#1000015520	8.00%	GA	1,000,000	554,965
Mortgage Loan ID#1000003584	4.29%	MD	539,160	546,323
Mortgage Loan ID#1000035343	6.50%	CA	896,757	544,343
Mortgage Loan ID#1000016663	6.88%	OR	799,863	532,132
Mortgage Loan ID#1000016006	7.15%	NY	641,150	528,536
Mortgage Loan ID#1000001411	3.00%	CA	832,829	521,846
Mortgage Loan ID#1000027182	7.00%	NE	649,095	509,229
Mortgage Loan ID#1000002189	7.25%	NY	915,540	503,105
Mortgage Loan ID#1000026795	2.75%	CA	574,455	499,272
Mortgage Loan ID#1000043694	5.50%	CO	650,207	487,802
Mortgage Loan ID#1000026303	6.50%	MI	487,764	482,928
Mortgage Loan ID#1000016833	6.50%	NE	645,282	473,353
Mortgage Loan ID#1000026843	5.88%	CA	536,000	469,836
Mortgage Loan ID#1000015179	4.25%	CT	880,800	466,692
Mortgage Loan ID#1000026305	5.88%	CA	595,536	463,683
Mortgage Loan ID#1000026020	3.00%	CA	554,233	461,649
Mortgage Loan ID#1000043537	7.38%	NE	570,325	461,508
Mortgage Loan ID#1000002184	2.00%	NY	815,930	454,800
Mortgage Loan ID#1000043672	6.38%	NE	551,822	452,409
Mortgage Loan ID#1000002404	3.44%	NY	755,396	450,259
Mortgage Loan ID#1000001628	10.37%	NY	451,250	449,086
Mortgage Loan ID#1000003907	6.00%	MD	579,090	447,899
Mortgage Loan ID#1000002164	2.63%	CA	560,168	433,559
Mortgage Loan ID#1000034934	2.00%	NE	741,285	433,551
Other	5.65%		237,789,639	127,636,490
			271,540,395	152,000,587

(continued)
The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Summary Schedule of Investments
June 30, 2015
(Unaudited)

Description	Note Rate	State	Principal Amount	Fair Value
Real estate acquired in settlement of loans
Real Estate Owned ID#1000015629	N/A	CA	$996,000	$1,132,950
Real Estate Owned ID#1000015367	N/A	IL	545,527	753,858
Real Estate Owned ID#1000043536	N/A	MI	860,000	706,594
Real Estate Owned ID#1000001643	N/A	FL	621,672	703,003
Real Estate Owned ID#1000016499	N/A	NE	720,000	553,312
Real Estate Owned ID#1000043808	N/A	FL	471,000	544,788
Real Estate Owned ID#1000027525	N/A	NE	554,549	491,966
Real Estate Owned ID#1000028068	N/A	CA	485,478	489,772
Real Estate Owned ID#1000015181	N/A	IL	869,995	468,728
Real Estate Owned ID#1000016154	N/A	FL	472,046	465,230
Other	N/A		36,369,590	19,204,474
			42,965,857	25,514,675

TOTAL INVESTMENTS IN NONAFFILIATES (Cost $158,147,887)			314,506,252	177,515,262

INVESTMENTS IN AFFILIATES - 23%*

Name of Issuer			Shares	Fair Value
Short-Term Investment
BlackRock Liquidity Funds: TempFund Institutional Shares ^			$46,356,328	$46,356,328

TOTAL INVESTMENTS IN AFFILIATES (Cost $46,356,328)			46,356,328	46,356,328

TOTAL INVESTMENTS (Cost $204,504,215)				223,871,590

LIABILITIES - 53%*
Description	Cusip	Note Rate	Maturity Date	Principal Amount	Fair Value
Asset-backed secured financing
PNMAC 2015-NPL1 A-1-144A ^	70932GAA8	4.00%	3/25/2055	$97,428,063	$97,317,871
PNMAC 2015-NPL1 A-1-REGS ^	U7088RAA5	4.00%	3/25/2055	7,065,193	7,057,202

TOTAL LIABILITIES (Cost $104,385,593)					104,375,073

Other assets in excess of other liabilities - 39%*					76,114,505

TOTAL PARTNERS’ CAPITAL - 100%*					$195,611,022

* Percentages are stated as a percent of partners’ capital
^ Investment represents securities held or issued by related parties
All investments are in the United States of America.

(Concluded)
The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Statement of Operations
For the Six Months ended June 30, 2015
(Unaudited)

Investment income
Interest from mortgage loans	$13,829,340
Dividends from related party-
BlackRock Liquidity Funds: Tempfund Institutional Shares	17,635
Home Affordable Modification Program incentives	605,547
Other	2,239
Total investment income	14,454,761

Expenses
Investment advisory fees	1,418,451
Collection and liquidation expenses	1,171,316
Interest	994,544
Mortgage loan servicing fees	955,550
Collateral valuation	951,937
Professional fees	476,956
Insurance	150,984
Directors’ fees and expenses	147,128
Administration fees	130,675
Taxes	51,019
Investment software licensing	35,753
Trustee fees	33,699
Custodian fees	24,447
Mortgage loan accounting fees	17,695
Registration fees	1,996
Total expenses before mortgage loan servicing fee rebate	6,562,150
Mortgage loan servicing fee rebate	(195,706)
Net expenses	6,366,444
Net investment income	8,088,317

Net realized gain and change in unrealized gain on investments:
Net realized gain on investments	8,215,529
Net change in unrealized gain on investments	(12,041,997)
Net realized gain and change in unrealized gain on investments	(3,826,468)
Net income resulting from operations	4,261,849
Less: income attributable to Non-controlling Interest	1,217,334
Net increase in partners’ capital resulting from operations	$3,044,515

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Statements of Changes in Partners’ Capital
For the Six Months ended June 30, 2015 and for the Year ended December 31, 2014
(Unaudited)

	Non-controlling	General	Limited
	Interest	Partner	Partner	Total
Partners’ capital, December 31, 2013	$-	$37,704,608	$304,323,367	$342,027,975

Adjustment for adoption of Accounting
Standards Update 2013-08 (Note 2)	45,394,581	-	-	45,394,581

Partners’ capital, January 1, 2014	45,394,581	37,704,608	304,323,367	387,422,556
Distributions	(34,675,799)	-	(90,233,804)	(124,909,603)
Increase in partners’ capital from operations:
Net investment income	5,123,517	201	28,634,433	33,758,151
Net realized gain on investments	15,006,262	94	15,363,834	30,370,190
Net change in unrealized gain on investments	(4,084,098)	(165)	(26,978,460)	(31,062,723)
Net change in Carried Interest	-	3,068,235	(3,068,235)	-
Net increase in partners’ capital from operations	16,045,681	3,068,365	13,951,572	33,065,618

Partners’ capital, December 31, 2014	$26,764,463	$40,772,973	$228,041,135	$295,578,571
Distributions	(2,658,705)	-	(101,570,693)	(104,229,398)
Increase in partners’ capital from operations:
Net investment income	2,886,047	48	5,202,222	8,088,317
Net realized gain on investments	(905,301)	68	9,120,762	8,215,529
Net change in unrealized gain on investments	(763,412)	(85)	(11,278,500)	(12,041,997)
Net change in Carried Interest	-	469,726	(469,726)	-
Net increase in partners’ capital from operations	1,217,334	469,757	2,574,758	4,261,849

Partners’ capital, June 30, 2015	$25,323,092	$41,242,730	$129,045,200	$195,611,022

The accompanying notes are an integral part of these financial statements.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Consolidated Statements of Changes in Partners’ Capital
For the Six Months ended June 30, 2015 and for the Year ended December 31, 2014
(Unaudited)

Cash flows from operating activities:

Net increase in partners’ capital resulting from operations	$4,261,849

Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities:

Principal repayments on mortgage loans	9,701,936
Capitalization of interest on mortgage loans	(3,035,351)
Sales of mortgage loans	47,635,550
Net change in short-term investment	(19,201,492)
Accrual of unearned discount on mortgage loans	(8,205,115)
Sales of real estate acquired in settlement of loans	10,062,170
Net realized gain on investments	(8,215,529)
Net change in unrealized gain on investments	12,041,997
Changes in other assets and liabilities:
Increase in receivable from PennyMac Loan Services, LLC	(41,314,890)
Increase in other assets	(3,714,197)
Decrease in payable to Investment Manager	(293,628)
Increase in accrued expenses and other liabilities	120,506
Net cash used in operating activities	(156,194)

Cash flows from financing activities:
Issuance of asset-backed secured financing.	110,816,337
Repayment of asset-backed secured financing	(6,430,745)
Distributions to Non-controlling Interest	(2,658,705)
Distributions to Limited Partner	(101,570,693)
Net cash provided by financing activities	156,194

Net change in cash	-

Cash at beginning of period	-
Cash at end of period	$-

Supplemental cash flow information:
Cash paid for interest	$937,287

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Financial Highlights
As of and for the Six Months ended June 30, 2015 and
Years ended December 31, 2014, 2013, 2012, 2011
(Unaudited)

For the six months ended June 30, 2015
	General	Limited
	Partner (1)	Partner	Total
Total Return (2) (7)
Before Carried Interest	1.52%	0.86%	0.86%
Carried Interest (3)	-0.37%	-0.04%	-
After Carried Interest	1.15%	0.82%	0.86%

Internal rate of return (4)	367.83%	9.88%	11.48%

Ratio of net investment income to weighted average
partners capital (6)	4.63%	5.01%	5.01%

Ratio of expenses to weighted average partners’ capital (1) (6)	3.48%	5.83%	5.83%
Carried Interest	-22,308.45%	0.22%	-
Ratio of expenses and carried interest to weighted average
partners’ capital	-22,304.97%	6.05%	5.83%

Partners’ capital, end of year	$41,242,730	$129,045,200	$170,287,930
Portfolio turnover rate (7)			0.00%

For the year ended December 31, 2014
	General	Limited
	Partner (1)	Partner	Total
Total Return (2)
Before Carried Interest	6.67%	5.39%	5.39%
Carried Interest (3)	1.47%	-0.36%	-
After Carried Interest	8.14%	5.03%	5.39%

Internal rate of return (4)	426.38%	10.15%	11.85%

Ratio of net investment income to weighted average
partners capital	9.92%	9.38%	9.38%

Ratio of expenses to weighted average partners’ capital (1)	2.81%	4.41%	4.41%
Carried Interest	-151,179.28%	1.00%	-
Ratio of expenses and carried interest to weighted average
partners’ capital	-151,176.47%	5.41%	4.41%

Partners’ capital, end of year	$40,772,973	$228,041,135	$268,814,108
Portfolio turnover rate			0.00%

(Continued)

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Financial Highlights
As of and for the Six Months ended June 30, 2015 and
Years ended December 31, 2014, 2013, 2012, 2011
(Unaudited)

For the year ended December 31, 2013
	General	Limited
	Partner (1)	Partner	Total
Total Return (2)
Before Carried Interest	14.95%	13.86%	13.86%
Carried Interest (3)	11.63%	-1.40%	-
After Carried Interest	26.58%	12.46%	13.86%

Internal rate of return (4)	605.95%	10.79%	12.72%

Ratio of net investment income to weighted average
partners capital	2.18%	0.86%	0.86%

Ratio of expenses to weighted average partners’ capital (1)	0.31%	1.68%	1.68%
Carried Interest	-430,447.69%	2.44%	-
Ratio of expenses and carried interest to weighted average
partners’ capital	-430,447.38%	4.12%	1.68%

Partners’ capital, end of year	$37,704,608	$304,323,367	$342,027,975
Portfolio turnover rate (5)			0.00%

For the year ended December 31, 2012
	General	Limited
	Partner (1)	Partner	Total
Total Return (2)
Before Carried Interest	9.13%	7.70%	7.70%
Carried Interest (3)	12.58%	-0.97%	-
After Carried Interest	21.71%	6.73%	7.70%

Internal rate of return (4)	944.06%	10.54%	12.55%

Ratio of net investment income to weighted average
partners capital	8.44%	6.57%	6.57%

Ratio of expenses to weighted average partners’ capital (1)	0.83%	2.30%	2.30%
Carried Interest	-327,857.36%	1.39%	-
Ratio of expenses and carried interest to weighted average
partners’ capital	-327,856.53%	3.69%	2.30%

Partners’ capital, end of year	$29,786,420	$331,483,559	$361,269,979
Portfolio turnover rate (5)			15.00%

(Continued)

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Financial Highlights
As of and for the Six Months ended June 30, 2015 and
Years ended December 31, 2014, 2013, 2012, 2011
(Unaudited)

For the year ended December 31, 2011
	General	Limited
	Partner (1)	Partner	Total
Total Return (2)
Before Carried Interest	8.48%	6.98%	6.98%
Carried Interest (3)	29.87%	-1.47%	-
After Carried Interest	38.35%	5.51%	6.98%

Internal rate of return (4)	1,872.29%	11.80%	14.16%

Ratio of net investment income to weighted average
partners capital	7.22%	5.82%	5.82%

Ratio of expenses to weighted average partners’ capital (1)	0.83%	2.30%	2.30%
Carried Interest	-451,547.69%	1.68%	-
Ratio of expenses and carried interest to weighted average
partners’ capital	-451,546.86%	3.98%	2.30%

Partners’ capital, end of year	$24,474,178	$378,888,045	$403,362,223
Portfolio turnover rate (5)			7.00%

(1)	In accordance with the Limited Partnership Agreement of the Master Fund, not all expenses are allocated to the General Partner (see Note 8).
(2)
Total return is calculated for each partner class taken as a whole.  An investor’s return may vary from these returns based on different fee arrangements (as applicable) and the timing of capital transactions.

(3)	The carried interest is allocated (and subsequently distributed) by the Master Fund to the General Partner as allocable shares of the Master Fund’s gains.
(4)
Internal rate of return is computed based on the actual dates of the cash inflows (capital contributions) and outflows (distributions), with the exception of distributions declared but not paid, net of carried interest on a life-to-date basis.

(5)	Portfolio turnover rates do not include non-cash contributions or non-cash distributions from Mortgage Investments.
(6)	Annualized.
(7)	Not annualized.

(Concluded)

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2015

Note 1—Organization

PNMAC Mortgage Opportunity Fund, LP (the “Master Fund”) is a limited liability partnership organized under the laws of the state of Delaware. The Master Fund is registered under the Investment Company Act of 1940, as amended. Interests in the Master Fund were issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended. The investment objective of the Master Fund is to achieve attractive total returns by capitalizing on dislocations in the mortgage market through opportunistic investments primarily in U.S. residential mortgages and related assets, instruments, and entities.

The Master Fund is managed by PNMAC Capital Management, LLC (the “Investment Manager”). The Investment Manager is a registered investment adviser with the Securities and Exchange Commission (“the SEC”). The general partner of the Master Fund is PNMAC Opportunity Fund Associates, LLC (the “General Partner”), a Delaware limited liability company. Both the Investment Manager and General Partner are wholly-owned subsidiaries of Private National Mortgage Acceptance Company, LLC (“PNMAC”).

The Master Fund operates as a master fund in a master-feeder fund structure. The Master Fund acts as a central investment mechanism for (i) PNMAC Mortgage Opportunity Fund, LLC (the “Fund” or “Limited Partner”) and (ii) the General Partner. The Fund owned 76% of the Master Fund at June 30, 2015 and is the sole limited partner. The General Partner has the exclusive right to conduct the operations of the Master Fund.

The Master Fund conducts its operations through its subsidiaries: PNMAC Mortgage Co. Funding, LLC, PNMAC Mortgage Co., LLC, and PNMAC Mortgage Co (FI), LLC (these companies are referred to collectively as the “Mortgage Investments”).

•
PNMAC Mortgage Co. Funding, LLC is a wholly owned limited liability company that acquires, holds and works out distressed U.S. residential mortgage loans and MBS resulting from securitization of such mortgage loans.

•	PNMAC Mortgage Co. LLC is a wholly owned limited liability company that acquires, holds and works out distressed U.S. residential mortgage loans.

•
PNMAC Mortgage Co (FI), LLC is an investment company that was formed to pool investor capital and take an interest in the proceeds of FNBN I, LLC (“FNBN”). FNBN is a limited liability company formed to own a pool of residential mortgage loans in a transaction with the Federal Deposit Insurance Corporation (the “FDIC”).

PNMAC Mortgage Co (FI), LLC is the sole member and manager of FNBN. Accordingly, PNMAC Mortgage Co (FI), LLC consolidates its investment in FNBN. The FDIC owns a substantial participation interest in the proceeds of the mortgage loans held by FNBN that depends on the amount of proceeds collected. The FDIC’s interest in FNBN is shown as a Non-controlling Interest in the Master Fund (the “Non-controlling Interest”). The FDIC’s Non-controlling Interest in FNBN is included in the Consolidated Statement of Assets and Liabilities as a component of Partners’ Capital.

The Master Fund owns a 100% interest in a series of PNMAC Mortgage Co (FI), LLC. The series holds its own assets and recognizes the revenues and expenses attributable to those assets.

PNMAC Mortgage Co (FI), LLC’s operating agreement with the FDIC governing its investment in FNBN limits PNMAC Mortgage Co (FI), LLC’s ability to transfer any of its rights or interests in

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2015

FNBN. PNMAC Mortgage Co (FI), LLC may only transfer all or any part of its interest or rights if (i) the transferee is a qualified transferee as defined in the operating agreement and (ii) it first obtains prior written consent of the FDIC. The contract specifies that the consent shall not be unreasonably withheld, delayed or conditioned, if the transferee is a qualified transferee.

Through its mortgage servicing agreement with PennyMac Loan Services, LLC (“PLS”), the Master Fund proactively works with borrowers to perform loan servicing and loss mitigation activities to maximize returns and minimize credit losses. PLS is a wholly owned subsidiary of PNMAC.

The Master Fund seeks to maximize the value of the mortgage loans that it acquires based on whether the acquired loans are performing or nonperforming:

•
The objective for performing loans is value enhancement through effective “high touch” servicing, which is based on significant levels of borrower outreach and contact, and the ability to implement long-term, sustainable loan modification and restructuring programs that address borrowers’ ability and willingness to pay their mortgage loans. Once the Master Fund has improved the credit quality of a loan, the Master Fund may monetize the enhanced value through various disposition strategies.

•	When loan modifications and other efforts are unable to cure distressed loans, the Master Fund’s objective is to effect timely acquisition and liquidation of the property securing the mortgage loan.

As market conditions permit, PNMAC Mortgage Co., LLC may transfer the mortgage loans it owns to the Master Fund to be securitized for financing purposes or sale. The Master Fund may hold interests in pools of such securitized mortgage loans and invests directly in other mortgage-related investment securities.

The Master Fund began operations on August 11, 2008 and will continue in existence through December 31, 2016, subject to three one-year extensions by the Investment Manager at its discretion, in accordance with the terms of the Limited Partnership Agreement governing the Master Fund.

Note 2—Significant Accounting Policies

The Master Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) as codified by the Financial Accounting Standards Board (“FASB”) in its Accounting Standards Codification (the “Codification”). The Master Fund is classified as an investment company and reports its investments in accordance with the Financial Services - Investment Companies topic of the Codification.

Following are the significant accounting policies adopted by the Master Fund:

Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Investment Manager to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of interest income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results will likely differ from those estimates.

Fair Value
The Master Fund carries its investments at fair value with changes in fair value recognized in current period results of operations. The Master Fund groups its assets and liabilities at fair value in three levels,

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2015

based on the markets in which the assets and liabilities are traded and the observability of the assumptions used to determine fair value. The three levels are described below:

Level 1 – Quoted prices in active market for identical assets or liabilities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing an asset or liability and are developed based on market data obtained from sources independent of the Master Fund. These may include quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Investment Manager’s own judgments about the factors that market participants use in pricing an asset or liability, and are based on the best information available in the circumstances.

While the Investment Manager believes its valuation methods are appropriate and consistent with those used by other market participants, the use of different methods or assumptions to estimate the fair value of certain financial instruments would likely result in a different estimate of fair value at the reporting date. Those fair values may differ significantly from the fair values that would have been used had a readily available market for such assets or liabilities existed, or had such assets or liabilities been liquidated, and those differences could be material to the financial statements.

Short-term Investment
The short-term investment, the BlackRock Liquidity Funds: TempFund Institutional Shares is carried at fair value with changes in fair value recognized in current period operations.  Fair value is based on the value per share published by the manager of the money market fund on the valuation date.  The Master Fund’s short-term investment is classified as a “Level 1” fair value financial statement item.

Dividends on short-term investment are accrued based on the interest earned by the money market fund reduced by its operating expenses as reported by the money market fund for the reporting period.

Interest Income Recognition
Interest income on mortgage loans is recognized over the life of the mortgage loan using the interest method. The Fund Administrator estimates, at the time of purchase, the future expected cash flows and determines the effective interest rate based on the estimated cash flows and the Master Fund’s purchase price. The Fund Administrator updates its cash flow estimates monthly.

Estimating cash flows is subject to a number of inputs that are subject to uncertainties, including the rate and timing of principal repayments, the mortgage note interest rate, interest rate fluctuations, interest payment shortfalls due to delinquencies on the underlying mortgage loans, the likelihood of modification and the timing of the magnitude of credit losses on the mortgage loans. The Fund Administrator, subject to the oversight of the Investment Manager, applies its judgment in developing its inputs. These uncertainties are difficult to predict and are subject to future events whose outcomes will affect the Master Fund’s fair value amounts and interest income.

Home Affordable Modification Program Incentive Fees
The Master Fund receives incentive fees for successful modification of certain mortgage loans that are either delinquent or at risk of default under the U.S. Department of Housing and Urban Development’s

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2015

Home Affordable Modification Program (“HAMP”). HAMP establishes standard loan modification guidelines for “at risk” homeowners and provides incentive payments to certain participants for achieving modifications and successfully remaining in the program. HAMP incentive fees are recognized as income when the Master Fund receives the incentive payments.

Asset-Backed Secured Financing
Asset-backed secured financing is carried at fair value. Changes in the fair value of asset-backed secured financing are recognized in current period results of operations under the caption Net change in unrealized gain on investments. Asset-backed secured financing is categorized as “Level 3” fair value financial statement items.

Expenses
The Master Fund is charged for those expenses that are directly attributable to it, such as, but not limited to, advisory fees, custody fees, and interest. Expenses that are not directly attributable to the Master Fund are generally allocated among the entities in proportion to their assets. All expenses are recognized on the accrual basis of accounting.

Income Taxes
The Master Fund has elected to be treated as a partnership for federal income tax purposes. Each partner is responsible for the tax liability or benefit relating to such partner’s distributive share of taxable income or loss. Accordingly, no provision for federal income taxes is reflected in the accompanying financial statements.

The Investment Manager’s assessment of the requirement to provide for income taxes also includes an assessment of the liability arising from uncertain income tax positions. The Investment Manager has concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions that will be taken on the tax return for the fiscal year ended December 31, 2014. The Investment Manager is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. In developing its conclusion, the Investment Manager of the Master Fund has analyzed all tax years that are open for examination by the relevant income taxing authority. As of June 30, 2015, open federal and state income tax years include the tax years ended December 31, 2011 through 2014 and December 31, 2010 through 2014, respectively. The Master Fund has no examination in progress.

If applicable, the Master Fund will recognize interest charges related to unrecognized income tax benefits in “interest expense” and penalties in “other expenses” on the statement of operations.

No distributions will be made by the Master Fund to cover any income taxes due on Limited Partners’ investments in the Master Fund. Investors may not redeem capital from the Master Fund, and they must have other sources of cash available to them to pay such income taxes.

Partners’ Capital and Non-controlling Interest
Net profits or net losses of the Master Fund for each month are allocated to the capital accounts of partners as of the last day of each month in accordance with the partners’ respective investment ownership percentages of the Master Fund. Net profits or net losses are measured as the net change in the value of the partners’ capital of the Master Fund during the fiscal period, before giving effect to any repurchases of interests in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the partners of the Master Fund, other than in accordance with the partners’ respective investment ownership percentages.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2015

The Non-controlling Interest is secured by a first priority security interest in the mortgage loans owned by FNBN.  The Non-controlling Interest will terminate upon completion of the final distribution of proceeds from FNBN’s mortgage loans. The Non-controlling Interest has no voting rights.  The Non-controlling Interest has a clean-up call right exercisable after 10 years or when the unpaid principal balance of FNBN’s mortgage loans is 10% or less of the unpaid principal balance on the date of commencement of operations.

Distributions are made to the Non-controlling Interest and the Master Fund from cash flows remaining after FNBN is reimbursed for any allowable fees and costs (including management fees payable to FNBN). Initially, the Non-controlling Interest was entitled to receive 80% of proceeds available for distribution until the total distributions were $160 million. This occurred in December 2011 and, as a result, the Non-controlling Interest receives 60% of proceeds available for distribution.

Capital Distributions and Carried Interest
Partner distributions, other than the distributions to the Non-controlling Interest, are made in accordance with the following distribution priorities:

1.
First, 100% to the Limited Partner until the Limited Partner has received 100% of the Limited Partner’s capital contributions (irrespective of whether such capital contributions were used to make investment, pay management fees and expenses or any other purpose);

2.	Second, 100% to the Limited Partner, until the Limited Partner has received a preferred return on the amounts described in (1) above calculated at a rate of 8%, compounded annually;
3.
Third, 100% to the General Partner until the General Partner has received an amount equal to 20% of the sum of (a) the profits distributed to the Limited Partner pursuant to (2) above and (b) the amount paid to the General Partner pursuant to this item (3); and

4.	Thereafter, (i) 80% to the Limited Partner and (ii) 20% to the General Partner (the “Carried Interest”).

The Carried Interest is allocated (and subsequently distributed) by the Master Fund to the General Partner as allocable shares of the Master Fund’s gains.

Indemnifications
Under the Master Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In addition, in the normal course of business, the Master Fund may enter into contracts that provide general indemnification to other parties. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred, and may not occur. However, the Master Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2015

Note 3—Fair Value

Following is a summary of financial statement items that are measured at fair value on a recurring basis for the six months ended June 30, 2015:

	Level 1	Level 2	Level 3	Total
Assets:
Short-term investment	$46,356,328	$-	$-	$46,356,328
Mortgage loans	-	-	152,000,587	152,000,587
Real estate acquired in settlement of loans	-	-	25,514,675	25,514,675
	$46,356,328	$-	$177,515,262	$223,871,590

Liabilities:
Asset-backed secured financing	$-	$-	$104,375,073	$104,375,073
	$-	$-	$104,375,073	$104,375,073

There were no transfers of items measured at fair value between fair value hierarchy levels during the six months ended June 30, 2015.

The following tables present a roll forward of the assets and liabilities for which Level 3 inputs were used to determine fair value for the six months ended June 30, 2015.

	Mortgage Loans	Real Estate Acquired in Settlement of Loans	Total
Assets:
Balance at January 1, 2015	$212,815,629	$24,695,810	$237,511,439
Sales	(47,635,550)	(10,062,170)	(57,697,720)
Repayments	(9,701,936)	-	(9,701,936)
Capitalization of interest	3,035,351	-	3,035,351
Accrual of unearned discounts	8,205,115	-	8,205,115
Transfers of mortgage loans to REO	(14,437,073)	14,437,073	-
Net gains/(losses) on investments:
Realized	9,851,319	(1,635,790)	8,215,529
Unrealized	(10,132,268)	(1,920,248)	(12,052,516)
Balance at June 30, 2015	$152,000,587	$25,514,675	$177,515,262

Changes in fair value recognized during the year
relating to assets still held at June 30, 2015	$(98,867)	$(2,343,620)	$(2,442,487)

*Changes in fair value as a result of changes in instrument-specific credit risk relating to mortgage loans resulted in a gain of $2,364,416 for the six months ended June 30, 2015.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2015

Asset-backed Secured Financing
Liabilities:
Balance at January 1, 2015	$-
Sales	110,816,337
Repurchases	(6,430,745)
Net unrealized loss on investments	(10,519)
Balance at June 30, 2015	$104,375,073

Valuation Techniques and Assumptions

Most of the Master Fund’s assets and liabilities are carried at fair value with changes in fair value recognized in current period operations. A substantial portion of those assets and liabilities are “Level 3” financial statement items which require the use of significant unobservable inputs in the estimation of the items’ fair values. Unobservable inputs reflect the Investment Manager’s own judgments about the factors that market participants use in pricing an asset or liability, and are based on the best information available under the circumstances.

Because the fair value of “Level 3” financial instruments is difficult to estimate, the Investment Manager’s process includes performance of these items’ valuation by a specialized staff and significant executive management oversight. The Investment Manager has assigned the responsibility for estimating the fair values of “Level 3” financial statement items to its Financial Analysis and Valuation group (the “FAV group”), which is responsible for estimating the fair value of and monitoring the Master Fund’s investment portfolios and maintenance of its valuation policies and procedures.

The Investment Manager’s FAV group submits the results of its valuations to the Investment Manager’s valuation committee, which oversees and approves the valuations before such valuations are included in the Master Fund’s periodic financial statements. The Investment Manager’s valuation committee includes the chief executive, financial, operating, credit, and asset/liability management officers of PNMAC.

The FAV group monitors the models used for valuation of the Master Fund’s “Level 3” financial statement items, including the models’ performance versus actual results and reports those results to the valuation committee. The results developed in the FAV group’s monitoring activities are used to calibrate subsequent projections used to estimate fair value.

The FAV group is responsible for reporting to the Investment Manager’s valuation committee on a monthly basis on the changes in the valuation of the portfolio, including major factors affecting the valuation and any changes in model methods and assumptions. To assess the reasonableness of its valuations, the FAV group presents an analysis of the effect on the valuation of each of the changes to the significant inputs to the models.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2015

The following describes the methods used to estimate the fair values of Level 3 financial statement items:

Mortgage Loans

Mortgage loans held by the Master Fund are generally not saleable into active mortgage loan markets. Therefore the Master Fund classifies these assets as “Level 3” financial statement items, and their fair values are generally estimated using a discounted cash flow valuation model. Inputs to the model include current interest rates, loan amount, payment status and property type, and forecasts of future interest rates, home prices, prepayment speeds, default and loss severities.

The Investment Manager incorporates lack of liquidity into its fair value estimates based on the type of asset or liability measured and the valuation method used. For example, for mortgage loans where the significant inputs have become unobservable due to illiquidity in the markets for distressed mortgage loans or non-Agency, non-conforming mortgage loans, a discounted cash flow technique is used to estimate fair value. This technique incorporates forecasting of expected cash flows discounted at an appropriate market discount rate that is intended to reflect the lack of liquidity in the market.

The valuation process includes the computation by stratum of the loan population and a review for reasonableness of various measures such as weighted average life, projected prepayment and default speeds, and projected default and loss percentages. The Investment Manager’s FAV staff computes the effect on fair value of changes in inputs such as interest rates, home prices, and delinquency status to assess the reasonableness of changes in the loan valuation. The results of the estimates of fair value of the Master Fund’s mortgage loans are reported to the Investment Manager’s valuation committee as part of its review and approval of monthly valuation results.

Changes in fair value attributable to investment-specific credit risk are measured by the effect on the loan’s fair value of changes in the respective loan’s delinquency status at period-end from the later of the beginning of the period or acquisition date.

The significant unobservable inputs used in the fair value measurement of the Master Fund’s mortgage loans are discount rate, home price projections, voluntary prepayment speeds and default speeds. Significant changes in any of those inputs in isolation could result in a significant change to the loans’ fair value. Increases in home price projections are generally accompanied by an increase in voluntary prepayment speeds.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2015

Following is a quantitative summary of key assumptions used in the valuation of mortgage loans at fair value:

Range
Valuation Techniques	Key Inputs	(Weighted average)
Discounted cash flow	Discount rate	2.32% - 23.43%
(9.89%)
	Twelve-month housing price index change	2.30% - 5.76%
(3.48%)
	Voluntary Prepayment speed (Life voluntary CRR) (1)	0.03% - 100.00%
(2.74%)
	Total Prepayment speed (Life total CPR) (2)	1.39% - 100.00%
(17.79%)
(1) Prepayment speed is measured using Constant Repayment Rate
(2) Prepayment speed is measured using Conditional Prepayment Rate

Real Estate Acquired in Settlement of Loans

Fair value of real estate acquired in settlement of loans (“REO”) is determined by using a current estimate of fair value from a broker’s price opinion, a full appraisal or the price given in a pending contract of sale. REO fair values are reviewed by the Investment Manager’s staff appraisers when the Master Fund obtains multiple indications of fair value and there are significant differences between the fair values received. The Investment Manager’s staff appraisers will attempt to resolve the differences between the indications of fair value. In circumstances where the appraisers are not able to generate adequate data to support a fair value conclusion, the staff appraisers will order an additional appraisal to resolve the property’s fair value.

REO may be subsequently revalued due to the Master Fund receiving greater access to the property, the property being held for an extended period or management receiving indications that the property’s fair value may not be supported by developing market conditions.

Asset-Backed Secured Financing

The fair value of the Company’s asset-backed secured financing is estimated based on the fair value of the underlying mortgage loans as described under Mortgage Loans above.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2015

Note 4—Concentration of Credit Risk

The Master Fund has assumed a concentration of credit risk in connection with its investments in mortgage loans and REO. The following is a summary of the distribution of mortgage loans held by the Master Fund as measured by fair value at June 30, 2015:

			Weighted
		% Partners’	average
Loan Type	Fair value	capital	note rate
Fixed- interest rate	$64,810,538	33.13%	5.52%
Adjustable rate / Hybrid	55,456,976	28.35%	5.58%
Balloon	30,658,353	15.67%	2.15%
Step Rate	1,020,343	0.52%	6.34%
Other	54,377	0.03%	7.00%
Total Portfolio	$152,000,587	77.70%	4.76%

			Weighted
		% Partners’	average
Loan Age (1)	Fair value	capital	note rate
Less than 24 months	$164,017	0.08%	4.64%
24-36 months	104,890	0.05%	4.22%
48-60 months	88,529	0.05%	5.61%
36-48 months	406,946	0.21%	3.91%
60 months or more	151,236,205	77.31%	4.76%
Total Portfolio	$152,000,587	77.70%	4.76%

			Weighted
		% Partners’	average
Current Loan-to-Value(2)	Fair value	capital	note rate
Less than 80%	$32,076,982	16.40%	5.05%
80%-99.99%	29,745,023	15.21%	5.09%
100%-119.99%	35,685,210	18.24%	4.97%
120% or Greater	54,478,503	27.84%	4.49%
Unsecured	14,869	0.01%	0.00%
Total Portfolio	$152,000,587	77.70%	4.76%

1 Loan Age reflects the age of the loan as of June 30, 2015.

2 Current loan-to-value measures the ratio of the current balance of the loan and all superior liens (“Loan”) to the estimate of the value of the property securing the liens (“Value”) as of June 30, 2015.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2015

			Weighted
		% Partners’	average
Lien Position	Fair value	capital	note rate
1st Lien	$150,224,185	76.79%	4.65%
2nd Lien	1,761,533	0.90%	6.37%
Unsecured	14,869	0.01%	0.00%
Total Portfolio	$152,000,587	77.70%	4.76%

			Weighted
		% Partners’	average
Geographic Distribution	Fair value	capital	note rate
New York	$33,528,568	17.14%	5.39%
California	22,441,475	11.47%	3.30%
Florida	21,388,137	10.93%	5.50%
New Jersey	11,082,197	5.67%	5.34%
Massachusetts	6,490,436	3.32%	4.36%
Maryland	5,535,011	2.83%	3.76%
Other/Unsecured	51,534,763	26.34%	4.65%
Total Portfolio	$152,000,587	77.70%	4.76%

			Weighted
		% Partners’	average
Payment Status	Fair value	capital	note rate
Current (3)	$36,711,531	18.77%	3.39%
30 days delinquent	17,677,471	9.04%	3.41%
60 days delinquent	10,959,223	5.60%	3.60%
90 days or more delinquent	32,760,516	16.75%	5.30%
In Foreclosure	53,891,846	27.54%	5.95%
Total Portfolio	$152,000,587	77.70%	4.76%

3 Current loans include loans in and adhering to a forbearance plans as of June 30, 2015.

Following is a summary of the distribution of REO:

		% Partners’
Geographic Distribution	Fair value	capital
Florida	$7,463,579	3.82%
New Jersey	3,783,242	1.93%
Illinois	2,915,258	1.49%
California	2,864,530	1.46%
New York	1,242,819	0.64%
Other	7,245,247	3.70%
Total Portfolio	$25,514,675	13.04%

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2015

Note 5—Asset-backed Secured Financing

On April 9, 2015, the Master Fund entered into a transaction to securitize certain mortgage loans and REO by transferring them into a trust which then issued Asset-Backed Notes Series 2015-NPL1 (the “Notes”). Deutsche Bank National Trust Company serves as the Indenture Trustee. As of and for the six months ended June 30, 2015, the remaining Notes issued and outstanding have an unpaid principal balance of $104,493,255, a contractual maturity date of March 25, 2055, and an interest rate of 4%. Total interest expense relating to the Notes for the six months ended June 30, 2015 was $994,544.

Note 6—Investment Advisory, Administration and Custodian Fees

The Master Fund has an Investment Management Agreement with PNMAC Capital Management, LLC. Under the terms of the agreement, the Master Fund pays the Investment Manager a fee equal an annual rate of 1.5% of the Master Fund’s net asset value so long as the fee does not exceed 1.5% of the aggregate capital contributions to the Master Fund. The investment advisory fee is assessed monthly based on the partners’ beginning-of the month capital balances and is paid to the Investment Manager quarterly after the end of the quarter.

The Master Fund has engaged U.S. Bancorp Fund Services, LLC to serve as the Master Fund’s administrator, fund accountant, transfer agent, and dividend paying agent. The Master Fund pays the administrator a monthly fee computed at an annual rate of 0.04% of the first $1,000,000,000 of the Master Fund’s total monthly net assets, 0.03% on the next $1,000,000,000 of the Master Fund’s total monthly net assets, and 0.02% on the balance of the Master Fund’s total monthly net assets subject to an annual minimum fee of $180,000. Administration fees for the six months ended June 30, 2015 totaled $130,675.

The Master Fund and an affiliated fund have engaged U.S. Bank, N.A. to provide mortgage loan accounting services for the mortgage loans held in the Mortgage Investments. The Master Fund and subsidiaries pay U.S. Bank, N.A. a monthly fee computed at an annual rate of 0.009% of unpaid principal balance of mortgage loans subject to an annual minimum fee of $20,000. The mortgage loan accounting fees charged to the Master Fund for the six months ended June 30, 2015 totaled $17,695.

U.S. Bank, N.A. serves as the Master Fund’s custodian. The Master Fund pays the custodian a monthly fee computed at an annual rate of 0.01% on the Master Fund’s average daily market value subject to an annual minimum fee of $28,800 across all funds managed by the Investment Manager. Custody fees charged to the Master Fund for the six months ended June 30, 2015 were $24,447.

Note 7—Directors and Officers

The Fund and Master Fund share the same board of directors. The Master Fund’s board of directors has overall responsibility for monitoring and overseeing the investment program of the Master Fund and its management and operations. All directors’ fees and expenses are paid by the Master Fund.  Certain officers of the Master Fund are affiliated with the Investment Manager. Such officers receive no compensation from the Master Fund for serving in their respective roles. Independent directors receive an annual retainer of $64,800 and a fee per meeting of the board of directors or committees of $2,000, subject to a cap of $15,000 per year for all non-regularly-scheduled meetings. The chairperson of the audit committee receives an annual retainer of $10,000 in addition to the amounts above. Directors are reimbursed by the Master Fund for their travel expenses related to board meetings. The total directors’ fees and expenses incurred for the six months ended June 30, 2015 were $147,128, of which $66,101 was payable at June 30, 2015.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2015

One of the directors is an officer of the Investment Manager and the Master Fund and receives no compensation from the Master Fund for serving as a Director.

Note 8—Transactions with Affiliates

As of June 30, 2015, $41,240,614 in carried interest has been reallocated from the Limited Partner’s capital account to the General Partner’s capital account of which $469,726 was allocated in the six months ended June 30, 2015.

The Master Fund paid $439,882 to the Investment Manager for reimbursable expenses paid on the Master Fund’s behalf during the six months ended June 30, 2015. Of this amount, $247,698 was for professional fees, $141,830 was for collateral valuation, $1,594 was for insurance, $44,319 was for investment software licensing, $2,005 was for registration fees, and $2,436 was for custodian fees.

As of June 30, 2015, substantially all of the receivable from PLS of $72,264,057 on the Consolidated Statement of Assets and Liabilities  represents funds advanced to PLS to fund collection and liquidation costs relating to mortgage loans and REO serviced by PLS on the Fund’s behalf as well as principal, interest, and mortgage loan and REO sales proceeds collections receivable.

Investment advisory fees are assessed monthly based on the partners’ beginning of the month capital balances and are paid to the Investment Manager quarterly after the end of the calendar quarter. The Master Fund incurred investment advisory fees of $1,418,451 during the six months ended June 30, 2015, of which $594,471 was payable to the Investment Manager at June 30, 2015.

The General Partner is not charged a management fee. The only expenses charged to the General Partner are those specifically relating to it.

PLS acts as the primary mortgage servicer for all mortgage loans owned by the Master Fund. The servicing agreement between PLS and Master Fund generally provides for servicing fees of 50 to 100 basis points of unpaid principal balance per year, depending on the type and quality of the loans being serviced, plus other specified fees and charges. The servicing arrangement also requires that PLS will rebate to the Master Fund an amount equal to 13% of servicing-related fees charged to the Master Fund to approximate overall “at cost” pricing with respect to loan servicing activities for such assets. Total servicing fees charged by PLS before the rebate and waiver for the six months ended June 30, 2015 totaled $1,557,110. For the six months ended June 30, 2015, PLS reduced servicing fees by providing a rebate of $195,706 and a waiver of $601,560 relating to activity fees for the sale of certain loans.

The Master Fund’s short-term investment, the BlackRock Liquidity Funds: TempFund Institutional Shares, is managed by BlackRock Institutional Management Corporation, which is a wholly owned subsidiary of BlackRock, Inc. BlackRock Inc. is an affiliate of the Master Fund. The Master Fund had $46,356,328  invested in the short-term investment at June 30, 2015, and for the six months ended June 30, 2015, the Master Fund received $17,635 of dividend income from this short-term investment.

Note 9—Risk Factors

The Master Fund’s investment activities expose it to various types and degrees of risk associated with the financial instruments and markets in which it invests.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2015

Investments in mortgage loans have exposure to risk that includes interest rate risk, market risk, and default risk (the potential non-payment of principal and interest, including default or bankruptcy of the issuer or the intermediary in the case of a mortgage loan participation). Mortgage loans are also subject to prepayment risk, which will affect the maturity of, and yield on, such investments.

Investments in REO are also subject to various risk factors. Generally, real estate investments could be adversely affected by a recession, natural disaster or general economic downturn in the area where the properties are located as well as the availability of similar properties in such area. Real estate investment performance is also subject to the effectiveness of a particular property manager in managing the property.

The Master Fund is indirectly subject to interest rate risk. Interest rate risk is the risk that investments in mortgage loans held by the Master Fund will decrease in fair value because of changes in market interest rates. Investments in mortgage loans with long-term maturities may experience significant decreases in fair value if long-term mortgage interest rates increase.

Market risk represents the potential loss in fair value of financial instruments caused by movements in market factors including, but not limited to, market liquidity, investor sentiment, interest rates and foreign exchange rates. The Master Fund’s portfolio includes certain investments that are generally illiquid and have a greater amount of market risk than more liquid investments. These investments may trade in limited markets or have restrictions on resale or transfer and may not be able to be liquidated on demand if needed. The fair value assigned to these investments may differ significantly from the values that could be realized upon liquidation or that would have been used had a ready market existed. Such differences could be material to the financial statements.

Adverse changes in economic conditions are more likely to lead to a weakened capacity of borrowers to make principal interest payments. An economic downturn could severely affect the ability of highly leveraged borrowers to service their debt obligations or to repay their obligations. Under adverse market or economic conditions, the secondary market could contract further as well, increasing the illiquid nature of the loans. As a result, the Master Fund could find it more difficult to sell loans or may be able to sell only at prices lower than if such investments were widely traded.

An investment in the Master Fund is subject to investment risk, including the possible loss of the entire investment. An investment in the Master Fund represents an indirect investment in the loans held by the Master Fund. The fair value, like other market investments, may move up or down, sometimes rapidly and unpredictably. An investment in the Master Fund at any point in time may be worth less than the original investment. Investment fair values can fluctuate for several reasons including the general condition of the mortgage market or when political or economic events affecting the issuers occur.

As part of its investment strategy, the Master Fund may utilize borrowings. Master Fund investments may also use borrowings in the ordinary course of their operations. The use of borrowings, and the Master Fund’s ability to service the debt and comply with all of the covenants relating to such borrowings, may materially affect the operations of the Master Fund or its investments, and thus its ultimate value. Financing may not always be available on acceptable terms, in the necessary amounts, or for the period needed. This could have a material negative effect on the performance of the Master Fund.

The Master Fund clears substantially all of its investment purchases and sales and maintains substantially all of its investments and cash positions at U.S. Bank, N.A. Credit risk is measured by the loss the Master Fund would record if U.S. Bank, N.A. failed to perform pursuant to the terms of its obligations.

PNMAC Mortgage Opportunity Fund, LP and Subsidiaries
Notes to Consolidated Financial Statements
As of and for the Six Months ended June 30, 2015

Note 10—Subsequent Events

Management has evaluated all events or transactions through the date of issuance of these financial statements. During this period, the Master Fund paid distributions to the Fund in the amount of $47,400,000 for the payment of distributions to investors.

****

PNMAC Mortgage Opportunity Fund, LP
Additional Information

Form N-Q
The Master Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Master Fund’s Form N-Q is available without charge by visiting the SEC’s Website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities owned by the Master Fund and information regarding how the Master Fund voted proxies relating to portfolio securities are available to stockholders (i) without charge, upon request, by calling the Master Fund collect at (818) 224-7442; and (ii) on the SEC’s Website at http://www.sec.gov.

Board of Directors
The Master Fund’s Form N-2 includes additional information about the Master Fund’s directors and is available upon request without charge by calling the Master Fund collect at (818) 224-7442 or by visiting the SEC’s Website at www.sec.gov.

Forward-Looking Statements
This report contains “forward-looking statements,’’ which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may,’’ “will,’’ “believe,’’ “attempt,’’ “seem,’’ “think,’’ “ought,’’ “try,’’ and other similar terms. The Master Fund’s past investment performance and returns are not predictive of its future investment performance and returns. The Master Fund cannot promise future investment performance or returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Approval of Investment Management Agreement
June 19, 2015, the Board of Directors of the Master Fund and the Fund (collectively, the “Funds”), including the “non-interested” Directors (the “Independent Directors”), met in person and voted to approve the continuance of the Investment Management Agreements (including the portions of the Master Fund’s partnership agreement referred to therein) with the Investment Manager for an additional year.

In considering whether to recommend approval of the Investment Management Agreements, the Independent Directors reviewed materials provided by the Investment Manager and counsel to the Independent Directors. The Independent Directors also met with senior personnel of the Investment Manager and discussed a number of topics affecting their determination, including the following:

(i) The nature, extent, and quality of services expected to be provided by the Investment Manager. The Independent Directors reviewed the services that the Investment Manager provided to the Funds since inception in August 2008 and are expected to continue to provide to the Funds.  In addition, the Independent Directors considered the size, education, background, and experience of the Investment Manager’s staff, including the mortgage finance and capital markets experience of the Investment Manager’s senior management team.  Lastly, the Independent Directors reviewed the Investment Manager’s ability to attract and retain quality and experienced personnel.  The Independent Directors concluded that the scope of services provided since inception and expected to be provided by the Investment Manager to the Funds, and the experience and expertise of the personnel performing such services, was consistent with the nature, extent, and quality expected of an investment adviser of investment vehicles such as the Funds.

PNMAC Mortgage Opportunity Fund, LP
Additional Information

(ii) The investment performance of the Funds and the Investment Manager.  The Independent Directors received information about the performance of the Funds and the Investment Manager in managing the Fund.  The Directors also received performance information regarding the Funds compared to certain indexes, benchmarks, and/or registered and non-registered funds managed by other investment advisers that had somewhat comparable investment programs.

(iii) Cost of the services to be provided and profits to be realized by the Investment Manager and its affiliates from the relationship with the Funds.  The Independent Directors considered the estimated cost of the services provided by the Investment Manager.  As part of their analysis, the Independent Directors gave substantial consideration to the compensation payable to the Investment Manager.  The Independent Directors noted that the compensation terms would remain the same.  In reviewing the management compensation, the Independent Directors considered the management fees and operating expense ratios of other registered and non-registered funds managed by other investment advisers that had somewhat comparable investment programs.  The Independent Directors also reviewed and took into account other relationships between the Funds and the Investment Manager and its related persons, including the shareholder servicing agreement between the Investment Manager and the Fund, the mortgage servicing agreements between the Master Fund and an affiliate of the Investment Manager, and an agreement with BlackRock, which has an investment in the Investment Manager’s parent company, for a portfolio valuation analytic model.  The Independent Directors also considered the compensation charged by the Investment Manager to its other clients.  Finally, the Independent Directors took those other service agreements into account in the context of evaluating the profitability of the Investment Manager in respect of the overall relationship of the Investment Manager and its related persons to the Funds.

(iv) Economies of Scale.  The Independent Directors also considered that possible economies of scale from future growth of the Funds were not relevant inasmuch as the Funds were closed to any new investment and had limited terms.

The Independent Directors had an opportunity to have Executive Session with counsel to the Independent Directors.  During the course of their deliberations at the meeting on June 19, 2015, the Independent Directors thoroughly reviewed and evaluated the factors to be considered for approval of the Investment Management Agreements including, but not limited to:  the expenses incurred in performance of services by the Investment Manager; the compensation to be received by the Investment Manager under the Investment Management Agreements; the fees charged by the Investment Manager’s peers; the past performance of the Investment Manager; and the range and quality of services provided by the Investment Manager.

The Independent Directors expressed satisfaction with the information provided at the meeting on June 19, 2015 and prior meetings, and acknowledged that they had received sufficient information to consider and approve the continuance of the Investment Management Agreements.  No single factor was determinative to the decision of the Independent Directors.  Rather, after weighing all of the reasons discussed above, the Independent Directors unanimously approved the continuance of the Investment Management Agreements.

The Independent Directors concluded that the compensation that the Investment Manager would receive under the Investment Management Agreements was reasonable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

INVESTMENTS - 114%*
INVESTMENTS IN NONAFFILIATES - 91%*

Description		Note Rate	State	Principal Amount	Fair Value
Mortgage loans
Mortgage Loan ID#1000043954		7.25%	FL	$2,250,000	$1,812,751
Mortgage Loan ID#1000015063		7.38%	FL	1,350,000	1,256,028
Mortgage Loan ID#1000043569		2.63%	CA	1,500,000	946,404
Mortgage Loan ID#1000002193		6.88%	DC	990,000	861,073
Mortgage Loan ID#1000043880		3.00%	OR	1,387,425	796,845
Mortgage Loan ID#1000035099		6.00%	NE	999,000	750,218
Mortgage Loan ID#1000043772		5.88%	FL	920,218	719,897
Mortgage Loan ID#1000028984		2.00%	CA	1,364,442	713,624
Mortgage Loan ID#1000035161		7.75%	NE	632,986	656,942
Mortgage Loan ID#1000043535		5.34%	NE	889,824	642,522
Mortgage Loan ID#1000000557		6.90%	NJ	990,473	633,812
Mortgage Loan ID#1000026543		6.25%	GA	731,500	626,770
Mortgage Loan ID#1000025942		3.00%	CA	621,594	600,835
Mortgage Loan ID#1000034768		3.00%	NE	667,276	590,457
Mortgage Loan ID#1000001651		7.38%	FL	1,453,630	570,968
Mortgage Loan ID#1000043744		6.38%	CA	778,451	556,186
Mortgage Loan ID#1000015520		8.00%	GA	1,000,000	554,965
Mortgage Loan ID#1000003584		4.29%	MD	539,160	546,323
Mortgage Loan ID#1000035343		6.50%	CA	896,757	544,343
Mortgage Loan ID#1000016663		6.88%	OR	799,863	532,132
Mortgage Loan ID#1000016006		7.15%	NY	641,150	528,536
Mortgage Loan ID#1000001411		3.00%	CA	832,829	521,846
Mortgage Loan ID#1000027182		7.00%	NE	649,095	509,229
Mortgage Loan ID#1000002189		7.25%	NY	915,540	503,105
Mortgage Loan ID#1000026795		2.75%	CA	574,455	499,272
Mortgage Loan ID#1000043694		5.50%	CO	650,207	487,802
Mortgage Loan ID#1000026303		6.50%	MI	487,764	482,928
Mortgage Loan ID#1000016833		6.50%	NE	645,282	473,353
Mortgage Loan ID#1000026843		5.88%	CA	536,000	469,836
Mortgage Loan ID#1000015179		4.25%	CT	880,800	466,692
Mortgage Loan ID#1000026305		5.88%	CA	595,536	463,683
Mortgage Loan ID#1000026020		3.00%	CA	554,233	461,649
Mortgage Loan ID#1000043537		7.38%	NE	570,325	461,508
Mortgage Loan ID#1000002184		2.00%	NY	815,930	454,800
Mortgage Loan ID#1000043672		6.38%	NE	551,822	452,409
Mortgage Loan ID#1000002404		3.44%	NY	755,396	450,259
Mortgage Loan ID#1000001628		10.37%	NY	451,250	449,086
Mortgage Loan ID#1000003907		6.00%	MD	579,090	447,899
Mortgage Loan ID#1000002164		2.63%	CA	560,168	433,559
Mortgage Loan ID#1000034934		2.00%	NE	741,285	433,551
Mortgage Loan ID#1000035850		2.00%	NY	732,743	432,771
Mortgage Loan ID#1000000560		6.80%	NY	613,522	423,834
Mortgage Loan ID#1000016313		7.00%	NY	413,491	422,521
Mortgage Loan ID#1000001631		8.88%	NY	472,500	422,063
Mortgage Loan ID#1000026981		2.00%	MA	777,294	419,095
Mortgage Loan ID#1000002379		4.91%	NY	564,483	413,549
Mortgage Loan ID#1000016710		5.88%	NJ	529,780	412,991
Mortgage Loan ID#1000043564		7.00%	NY	640,848	410,393
Mortgage Loan ID#1000017201		4.88%	MD	514,078	409,108
Mortgage Loan ID#1000029085		10.20%	FL	427,283	402,126
Mortgage Loan ID#1000001415		3.88%	CA	561,498	391,010
Mortgage Loan ID#1000015922		2.75%	MO	497,538	382,826
Mortgage Loan ID#1000002166		2.00%	NY	579,869	380,182
Mortgage Loan ID#1000001402		4.00%	CA	544,582	379,610
Mortgage Loan ID#1000026026		7.00%	NY	491,954	378,635
Mortgage Loan ID#1000027733		4.00%	IL	573,920	378,164
Mortgage Loan ID#1000028896		2.00%	NY	493,723	376,881
Mortgage Loan ID#1000002148		4.00%	NC	511,754	376,484
Mortgage Loan ID#1000038435		6.75%	CA	486,697	375,155
Mortgage Loan ID#1000002214		3.00%	CA	698,691	372,909
Mortgage Loan ID#1000027226		5.75%	NY	449,000	372,561
Mortgage Loan ID#1000003544		4.75%	MA	500,944	367,437
Mortgage Loan ID#1000002149		2.75%	NY	592,034	365,126
Mortgage Loan ID#1000002394		3.76%	CT	659,525	364,724
Mortgage Loan ID#1000027875		6.20%	NY	434,148	363,561
Mortgage Loan ID#1000035760		3.31%	NJ	548,714	363,374
Mortgage Loan ID#1000015901		4.00%	MA	500,358	362,154
Mortgage Loan ID#1000043828		6.38%	CA	434,022	359,035
Mortgage Loan ID#1000027253		6.75%	CA	545,979	358,783
Mortgage Loan ID#1000043930		2.00%	MI	461,454	357,501
Mortgage Loan ID#1000002169		2.00%	NY	526,926	356,493
Mortgage Loan ID#1000002398		10.00%	NY	860,000	354,163
Mortgage Loan ID#1000002055		4.25%	NY	764,106	354,047
Mortgage Loan ID#1000002384		7.88%	DC	607,464	352,902
Mortgage Loan ID#1000026872		7.25%	FL	537,720	351,762
Mortgage Loan ID#1000026767		2.75%	CA	399,205	349,683
Mortgage Loan ID#1000002161		2.00%	NY	632,049	348,997
Mortgage Loan ID#1000003896		4.13%	MA	438,552	348,625
Mortgage Loan ID#1000028071		6.25%	NJ	504,420	347,502
Mortgage Loan ID#1000002187		2.00%	NY	507,182	344,134
Mortgage Loan ID#1000015019		4.50%	CA	390,000	343,548
Mortgage Loan ID#1000043923		2.75%	MA	402,866	341,601
Mortgage Loan ID#1000016149		6.13%	FL	470,151	340,549
Mortgage Loan ID#1000038489		6.13%	NY	590,000	340,004
Mortgage Loan ID#1000028356		9.55%	CT	459,101	339,741
Mortgage Loan ID#1000016011		8.99%	FL	505,461	336,707
Mortgage Loan ID#1000017149		6.88%	FL	637,000	334,426
Mortgage Loan ID#1000016028		8.00%	MA	471,885	332,256
Mortgage Loan ID#1000027234		7.50%	NY	486,000	332,005
Mortgage Loan ID#1000000562		6.25%	NY	416,420	331,720
Mortgage Loan ID#1000000565		8.40%	NY	514,155	331,207
Mortgage Loan ID#1000015937		6.63%	CO	468,478	331,071
Mortgage Loan ID#1000015570		4.13%	OR	460,818	330,441
Mortgage Loan ID#1000043559		5.50%	VA	597,401	329,709
Mortgage Loan ID#1000002086		5.25%	AZ	410,225	329,256
Mortgage Loan ID#1000002319		8.75%	FL	324,882	328,496
Mortgage Loan ID#1000043914		6.50%	NY	525,000	326,417
Mortgage Loan ID#1000038487		6.38%	NY	444,734	323,627
Mortgage Loan ID#1000038427		6.25%	NY	351,415	322,633
Mortgage Loan ID#1000000603		2.63%	UT	390,583	322,318
Mortgage Loan ID#1002229087		6.13%	GA	545,063	321,309
Mortgage Loan ID#1000028933		7.85%	FL	398,382	321,125
Mortgage Loan ID#1000001612		4.87%	AZ	522,580	320,978
Mortgage Loan ID#1000028289		4.00%	MA	484,151	319,861
Mortgage Loan ID#1000025998		3.00%	CA	584,025	319,805
Mortgage Loan ID#1000002167		3.50%	NY	499,997	318,069
Mortgage Loan ID#1000027630		7.00%	NJ	479,925	318,067
Mortgage Loan ID#1000043590		6.50%	NM	236,339	317,821
Mortgage Loan ID#1000029315		3.00%	CA	624,710	317,109
Mortgage Loan ID#1000026032		4.00%	HI	420,101	315,853
Mortgage Loan ID#1000029411		10.75%	FL	389,253	315,505
Mortgage Loan ID#1000002117		5.14%	NJ	471,845	315,313
Mortgage Loan ID#1000029387		8.25%	NY	600,000	315,303
Mortgage Loan ID#1000043184		2.88%	CA	386,529	314,128
Mortgage Loan ID#1000029301		2.00%	CA	587,774	310,657
Mortgage Loan ID#1000017076		7.63%	NY	438,280	309,770
Mortgage Loan ID#1000002087		2.00%	CA	473,462	308,789
Mortgage Loan ID#1000035426		6.25%	CA	497,685	306,350
Mortgage Loan ID#1000043173		2.00%	NJ	389,037	304,918
Mortgage Loan ID#1000015511		2.00%	WI	675,687	304,321
Mortgage Loan ID#1000002145		7.88%	NY	412,500	303,974
Mortgage Loan ID#1000044071		5.15%	MN	398,594	302,410
Mortgage Loan ID#1000026083		2.00%	CA	355,136	302,133
Mortgage Loan ID#1000029184		9.54%	NY	535,400	301,269
Mortgage Loan ID#1000043617		4.88%	VA	344,564	301,004
Mortgage Loan ID#1000026629		2.75%	CA	423,929	300,988
Mortgage Loan ID#1000035122		5.00%	IL	508,358	299,962
Mortgage Loan ID#1000029225		2.00%	NE	476,362	299,697
Mortgage Loan ID#1000001047		7.50%	CA	333,126	299,638
Mortgage Loan ID#1000001398		2.00%	NY	437,859	297,322
Mortgage Loan ID#1000026059		3.00%	IL	501,592	296,567
Mortgage Loan ID#1000002341		4.00%	CA	499,412	296,210
Mortgage Loan ID#1000016921		6.85%	NY	454,027	295,355
Mortgage Loan ID#1000002180		3.00%	NY	691,587	294,900
Mortgage Loan ID#1000016021		8.65%	NY	280,813	294,854
Mortgage Loan ID#1000029181		2.00%	MS	283,284	293,806
Mortgage Loan ID#1000016228		5.75%	NY	435,120	292,751
Mortgage Loan ID#1000027987		7.15%	FL	293,875	292,013
Mortgage Loan ID#1000016592		2.88%	CA	441,861	291,398
Mortgage Loan ID#1000002113		6.88%	NV	374,789	290,915
Mortgage Loan ID#1000001626		3.00%	NY	874,530	289,315
Mortgage Loan ID#1000002031		2.00%	CA	419,766	287,937
Mortgage Loan ID#1000029207		6.63%	FL	354,830	287,899
Mortgage Loan ID#1000043886		7.17%	NJ	344,509	287,348
Mortgage Loan ID#1000000797		2.00%	CA	368,343	286,633
Mortgage Loan ID#1000016081		2.50%	FL	435,471	285,852
Mortgage Loan ID#1000044102		2.00%	MA	587,857	285,670
Mortgage Loan ID#1000002098		2.00%	WA	424,139	285,342
Mortgage Loan ID#1000026350		6.50%	NY	719,176	284,198
Mortgage Loan ID#1000002121		6.88%	NY	476,950	281,980
Mortgage Loan ID#1000003895		2.63%	MD	382,673	281,953
Mortgage Loan ID#1000002075		5.63%	FL	555,011	281,406
Mortgage Loan ID#1000025997		3.00%	WA	375,439	279,934
Mortgage Loan ID#1000043702		8.15%	NY	296,197	279,771
Mortgage Loan ID#1000001994		5.00%	CA	353,341	278,137
Mortgage Loan ID#1000035448		4.00%	CA	447,298	277,867
Mortgage Loan ID#1000027464		6.75%	FL	502,188	276,737
Mortgage Loan ID#1000001457		5.00%	NJ	509,993	275,783
Mortgage Loan ID#1000026575		6.13%	AZ	430,024	275,757
Mortgage Loan ID#1000029127		4.00%	CA	416,914	274,466
Mortgage Loan ID#1000035181		7.13%	NY	348,909	273,793
Mortgage Loan ID#1000038534		5.75%	NY	394,272	272,924
Mortgage Loan ID#1000043187		2.88%	CA	338,791	271,233
Mortgage Loan ID#1000043597		7.00%	NJ	429,998	270,749
Mortgage Loan ID#1000029111		3.88%	CA	413,631	268,326
Mortgage Loan ID#1000034782		5.88%	FL	284,120	267,558
Mortgage Loan ID#1000028993		2.00%	NJ	425,055	265,170
Mortgage Loan ID#1000043521		2.63%	VA	331,025	264,495
Mortgage Loan ID#1000002089		7.63%	AZ	403,655	263,654
Mortgage Loan ID#1000002108		5.00%	NY	389,604	263,330
Mortgage Loan ID#1000026150		7.75%	PA	284,148	262,794
Mortgage Loan ID#1000035004		3.00%	FL	319,794	258,370
Mortgage Loan ID#1000035967		3.50%	MD	484,314	256,644
Mortgage Loan ID#1000029300		2.00%	CA	497,440	256,597
Mortgage Loan ID#1000002092		4.13%	NY	433,578	256,424
Mortgage Loan ID#1000003891		8.63%	MA	318,750	253,935
Mortgage Loan ID#1000017406		1.88%	CA	327,373	252,667
Mortgage Loan ID#1000043949		2.00%	MD	357,488	250,775
Mortgage Loan ID#1000043951		8.90%	FL	355,030	250,337
Mortgage Loan ID#1000000544		6.00%	NY	693,175	249,128
Mortgage Loan ID#1000027887		5.13%	FL	381,340	249,045
Mortgage Loan ID#1000028873		2.00%	NY	520,523	248,402
Mortgage Loan ID#1000002367		4.65%	NY	469,083	248,057
Mortgage Loan ID#1000000533		2.00%	NY	320,546	247,736
Mortgage Loan ID#1000035785		6.00%	NY	428,000	247,703
Mortgage Loan ID#1000003528		2.00%	MD	364,265	246,521
Mortgage Loan ID#1000043832		4.32%	MD	311,838	245,735
Mortgage Loan ID#1000034959		5.00%	FL	414,474	245,572
Mortgage Loan ID#1000043574		8.70%	NJ	330,421	245,473
Mortgage Loan ID#1000027288		6.75%	IL	474,923	244,797
Mortgage Loan ID#1000034816		7.00%	NY	441,943	244,599
Mortgage Loan ID#1000002373		5.04%	NY	530,473	243,634
Mortgage Loan ID#1000026051		4.84%	CA	274,870	242,763
Mortgage Loan ID#1000029034		2.00%	CA	497,578	242,025
Mortgage Loan ID#1000002066		3.00%	CA	615,451	241,117
Mortgage Loan ID#1000001611		7.24%	NY	605,000	239,400
Mortgage Loan ID#1000035519		5.25%	MA	464,304	239,324
Mortgage Loan ID#1000044114		5.55%	CA	333,822	238,958
Mortgage Loan ID#1000026005		4.38%	CA	302,122	237,919
Mortgage Loan ID#1000002120		6.88%	NJ	478,086	237,825
Mortgage Loan ID#1000043804		5.00%	NJ	510,446	236,117
Mortgage Loan ID#1000025800		2.88%	FL	436,509	234,308
Mortgage Loan ID#1000016786		7.13%	NY	384,213	233,759
Mortgage Loan ID#1000001404		3.00%	NY	653,157	233,293
Mortgage Loan ID#1000017154		2.00%	NJ	320,708	233,269
Mortgage Loan ID#1000034848		5.63%	NY	255,003	233,092
Mortgage Loan ID#1000016216		7.00%	NY	286,852	232,972
Mortgage Loan ID#1000029217		2.40%	VA	346,324	232,117
Mortgage Loan ID#1000029331		4.21%	NY	466,889	231,957
Mortgage Loan ID#1000028856		2.00%	NV	471,699	231,488
Mortgage Loan ID#1000003667		3.50%	MA	350,839	229,175
Mortgage Loan ID#1000025992		3.00%	CA	513,255	228,298
Mortgage Loan ID#1000002069		6.13%	CA	270,000	226,690
Mortgage Loan ID#1000043582		2.75%	TX	461,763	226,160
Mortgage Loan ID#1000016110		7.88%	FL	286,771	225,752
Mortgage Loan ID#1000035218		8.86%	NY	214,846	225,588
Mortgage Loan ID#1000044147		2.00%	NY	371,577	225,483
Mortgage Loan ID#1000026012		4.88%	CA	333,191	225,401
Mortgage Loan ID#1000017505		3.50%	FL	242,480	224,156
Mortgage Loan ID#1000015500		7.50%	NY	504,000	222,719
Mortgage Loan ID#1000026597		5.63%	AZ	248,469	222,677
Mortgage Loan ID#1000029165		6.00%	WA	321,677	222,077
Mortgage Loan ID#1000044014		2.00%	MD	578,257	220,922
Mortgage Loan ID#1000002029		3.13%	CA	275,513	220,816
Mortgage Loan ID#1000002199		2.00%	NJ	490,727	218,874
Mortgage Loan ID#1000044110		7.50%	NY	217,575	217,207
Mortgage Loan ID#1000017367		2.75%	CO	298,058	215,565
Mortgage Loan ID#1000003884		2.63%	MA	278,775	215,374
Mortgage Loan ID#1000026413		5.13%	MA	352,241	214,007
Mortgage Loan ID#1000043164		2.63%	AZ	305,838	213,787
Mortgage Loan ID#1000044205		7.60%	MA	315,089	211,708
Mortgage Loan ID#1000017045		10.38%	MA	201,549	211,627
Mortgage Loan ID#1000002320		3.13%	AZ	401,845	211,379
Mortgage Loan ID#1000028953		9.10%	FL	233,596	210,247
Mortgage Loan ID#1000043641		6.38%	NY	504,303	209,654
Mortgage Loan ID#1000001463		4.98%	CA	545,510	209,441
Mortgage Loan ID#1000026229		2.00%	RI	320,880	208,817
Mortgage Loan ID#1000002153		2.00%	NV	538,243	208,444
Mortgage Loan ID#1000027962		6.00%	CA	248,342	208,318
Mortgage Loan ID#1000001509		3.00%	NY	602,954	206,887
Mortgage Loan ID#1000001455		6.00%	FL	255,902	206,629
Mortgage Loan ID#1000003614		4.25%	MA	386,628	205,721
Mortgage Loan ID#1000035744		3.00%	CA	232,230	205,698
Mortgage Loan ID#1000016758		6.80%	FL	364,363	205,524
Mortgage Loan ID#1000027997		5.38%	VA	225,937	205,441
Mortgage Loan ID#1000015152		5.88%	NY	468,750	204,948
Mortgage Loan ID#1000038468		6.13%	NY	531,936	203,957
Mortgage Loan ID#1000000697		9.00%	FL	527,100	203,585
Mortgage Loan ID#1000003926		3.88%	MA	336,278	202,817
Mortgage Loan ID#1000017521		2.00%	MD	501,029	202,395
Mortgage Loan ID#1000017230		4.13%	NY	263,576	201,847
Mortgage Loan ID#1000043850		8.73%	FL	277,812	201,661
Mortgage Loan ID#1000025961		4.63%	MO	315,025	200,549
Mortgage Loan ID#1000002378		4.33%	NY	369,586	200,049
Mortgage Loan ID#1000015317		2.00%	VA	286,294	200,028
Mortgage Loan ID#1000043399		4.13%	TX	229,674	199,681
Mortgage Loan ID#1000000896		7.38%	CA	260,000	199,523
Mortgage Loan ID#1000043637		7.38%	NY	250,260	199,264
Mortgage Loan ID#1000002332		7.88%	NY	360,000	199,085
Mortgage Loan ID#1000043867		8.64%	FL	308,070	198,262
Mortgage Loan ID#1000000538		5.75%	IL	299,999	198,205
Mortgage Loan ID#1000043261		8.00%	NJ	288,028	197,055
Mortgage Loan ID#1000000644		6.25%	VA	358,530	196,855
Mortgage Loan ID#1000001355		2.38%	FL	262,001	196,665
Mortgage Loan ID#1000028864		2.00%	CA	447,177	195,941
Mortgage Loan ID#1000026006		7.00%	WA	201,501	195,545
Mortgage Loan ID#1000001449		2.00%	CA	279,093	191,859
Mortgage Loan ID#1000029234		3.51%	IL	305,804	190,478
Mortgage Loan ID#1000029065		3.00%	CA	403,237	190,330
Mortgage Loan ID#1000001996		9.00%	PA	191,225	190,074
Mortgage Loan ID#1000026282		3.63%	VA	355,960	189,928
Mortgage Loan ID#1000000938		2.63%	CA	295,193	189,454
Mortgage Loan ID#1000034758		5.88%	WA	210,086	189,146
Mortgage Loan ID#1000043895		3.25%	MA	276,553	187,566
Mortgage Loan ID#1000029231		4.13%	IL	657,024	187,290
Mortgage Loan ID#1000035357		4.13%	NY	239,659	187,288
Mortgage Loan ID#1000026658		2.00%	NY	352,140	186,433
Mortgage Loan ID#1000028059		5.13%	MD	485,167	186,255
Mortgage Loan ID#1000029131		7.39%	FL	217,567	186,247
Mortgage Loan ID#1000027243		2.50%	CA	380,135	185,693
Mortgage Loan ID#1000000293		4.25%	VT	470,564	185,644
Mortgage Loan ID#1000028936		5.00%	NY	412,579	185,508
Mortgage Loan ID#1000026034		3.00%	CA	303,666	185,355
Mortgage Loan ID#1000003529		2.00%	GA	362,451	184,605
Mortgage Loan ID#1000002116		8.63%	NY	450,000	183,762
Mortgage Loan ID#1000015904		2.00%	NJ	370,295	183,430
Mortgage Loan ID#1000028224		6.00%	NY	209,009	181,516
Mortgage Loan ID#1000001610		9.38%	NY	347,672	179,964
Mortgage Loan ID#1000001580		3.00%	FL	495,720	179,156
Mortgage Loan ID#1000026024		2.00%	CA	326,127	178,092
Mortgage Loan ID#1000001616		7.38%	NJ	364,000	177,923
Mortgage Loan ID#1000043503		8.49%	NJ	201,435	177,766
Mortgage Loan ID#1000026003		3.00%	FL	210,128	177,696
Mortgage Loan ID#1000025940		3.00%	NH	263,931	177,384
Mortgage Loan ID#1000029254		9.50%	FL	434,175	177,176
Mortgage Loan ID#1000000399		5.75%	NJ	215,725	177,045
Mortgage Loan ID#1000002062		4.88%	NY	368,466	176,748
Mortgage Loan ID#1000001588		9.25%	NY	368,791	176,695
Mortgage Loan ID#1000001683		8.33%	TX	192,247	176,626
Mortgage Loan ID#1000029196		2.00%	CA	386,520	175,829
Mortgage Loan ID#1000027641		4.88%	NJ	240,000	175,351
Mortgage Loan ID#1000002021		3.13%	NY	222,303	174,640
Mortgage Loan ID#1000028937		2.00%	NY	426,650	174,560
Mortgage Loan ID#1000035646		7.99%	OR	207,000	174,504
Mortgage Loan ID#1000043875		2.75%	NC	197,093	173,520
Mortgage Loan ID#1000000995		5.98%	VA	277,467	173,091
Mortgage Loan ID#1000026149		7.13%	NJ	177,901	171,919
Mortgage Loan ID#1000026022		3.00%	NV	371,846	171,539
Mortgage Loan ID#1000016152		5.75%	NY	101,254	171,140
Mortgage Loan ID#1000029151		9.35%	FL	270,872	170,398
Mortgage Loan ID#1000029147		2.06%	FL	216,957	169,394
Mortgage Loan ID#1000002101		2.00%	CA	437,635	169,130
Mortgage Loan ID#1000026028		2.43%	CA	303,472	168,544
Mortgage Loan ID#1000027181		6.50%	FL	562,500	168,178
Mortgage Loan ID#1000028891		3.88%	VA	259,965	167,954
Mortgage Loan ID#1000001594		5.00%	FL	475,662	167,672
Mortgage Loan ID#1000015960		4.00%	OR	202,572	167,631
Mortgage Loan ID#1000028857		7.75%	NY	455,000	166,677
Mortgage Loan ID#1000043885		4.48%	MA	477,742	166,101
Mortgage Loan ID#1000043815		4.75%	NY	198,305	165,851
Mortgage Loan ID#1000002215		7.88%	NC	205,684	165,458
Mortgage Loan ID#1000035642		4.07%	CO	287,709	165,343
Mortgage Loan ID#1000044249		7.05%	CT	202,531	164,133
Mortgage Loan ID#1000002363		5.88%	NM	273,792	160,905
Mortgage Loan ID#1000029042		4.88%	PA	583,352	160,887
Mortgage Loan ID#1000027174		4.25%	MA	338,814	160,131
Mortgage Loan ID#1000028428		4.00%	CT	203,365	160,080
Mortgage Loan ID#1000029356		2.00%	CA	388,507	159,358
Mortgage Loan ID#1000043429		6.88%	IL	260,332	159,287
Mortgage Loan ID#1000035256		2.58%	CA	236,560	159,281
Mortgage Loan ID#1000026356		8.10%	MD	294,756	158,860
Mortgage Loan ID#1000025801		7.88%	FL	284,651	158,470
Mortgage Loan ID#1000001022		8.50%	FL	204,040	158,176
Mortgage Loan ID#1000001247		2.00%	OH	269,218	158,134
Mortgage Loan ID#1000043656		6.50%	DC	228,791	158,040
Mortgage Loan ID#1000003527		4.00%	MD	386,803	157,621
Mortgage Loan ID#1000003663		8.25%	WI	192,001	157,255
Mortgage Loan ID#1000000658		5.00%	NY	270,985	157,122
Mortgage Loan ID#1000001621		8.00%	NJ	385,884	156,773
Mortgage Loan ID#1000028805		2.00%	NY	466,883	156,673
Mortgage Loan ID#1000015325		4.00%	CT	206,434	156,329
Mortgage Loan ID#1000043516		3.25%	NJ	286,664	155,216
Mortgage Loan ID#1000017341		2.00%	WA	222,823	154,324
Mortgage Loan ID#1000034994		6.63%	NJ	148,782	153,451
Mortgage Loan ID#1000025949		3.88%	CA	337,988	153,436
Mortgage Loan ID#1000002377		4.00%	CA	208,322	152,876
Mortgage Loan ID#1000001442		2.00%	NJ	275,151	152,582
Mortgage Loan ID#1000028919		4.13%	NM	267,287	152,508
Mortgage Loan ID#1000026604		2.00%	GA	170,832	151,701
Mortgage Loan ID#1000038481		2.00%	NJ	265,948	151,662
Mortgage Loan ID#1000044113		6.90%	FL	148,553	151,454
Mortgage Loan ID#1000017183		4.00%	FL	291,247	151,060
Mortgage Loan ID#1000028441		5.00%	FL	245,592	149,959
Mortgage Loan ID#1000015627		6.75%	NY	179,970	149,599
Mortgage Loan ID#1000026656		2.00%	GA	542,530	149,104
Mortgage Loan ID#1000001614		8.50%	NY	328,000	148,999
Mortgage Loan ID#1000029367		7.00%	NY	450,400	148,868
Mortgage Loan ID#1000002011		2.00%	FL	484,928	148,757
Mortgage Loan ID#1000016797		6.99%	NJ	154,748	148,452
Mortgage Loan ID#1000036021		2.00%	NY	313,646	147,552
Mortgage Loan ID#1000002340		4.45%	DC	213,060	146,533
Mortgage Loan ID#1000001619		2.00%	CA	183,871	146,448
Mortgage Loan ID#1000002200		5.25%	FL	222,641	146,102
Mortgage Loan ID#1000027053		7.01%	NJ	259,171	146,088
Mortgage Loan ID#1000034828		6.63%	NJ	184,785	145,514
Mortgage Loan ID#1000028793		2.00%	NC	265,010	145,275
Mortgage Loan ID#1000044253		7.50%	PA	207,848	145,135
Mortgage Loan ID#1000017452		3.83%	AZ	173,981	144,686
Mortgage Loan ID#1000017411		7.75%	FL	188,077	144,547
Mortgage Loan ID#1000034880		6.75%	NJ	277,822	143,838
Mortgage Loan ID#1000001225		4.82%	FL	185,387	143,361
Mortgage Loan ID#1000001327		4.78%	CA	268,783	143,245
Mortgage Loan ID#1000003516		4.13%	MA	212,870	142,766
Mortgage Loan ID#1000001242		3.38%	NY	233,825	142,316
Mortgage Loan ID#1000034960		7.38%	UT	141,537	142,142
Mortgage Loan ID#1000028925		7.20%	FL	245,204	141,876
Mortgage Loan ID#1000017171		6.00%	GA	146,427	141,649
Mortgage Loan ID#1000000219		3.75%	IL	219,981	141,562
Mortgage Loan ID#1000003953		4.38%	RI	255,456	141,132
Mortgage Loan ID#1000034923		6.88%	FL	141,084	141,084
Mortgage Loan ID#1000028488		8.13%	NY	135,824	141,076
Mortgage Loan ID#1000002369		4.00%	NY	361,237	140,881
Mortgage Loan ID#1000026017		2.00%	CA	319,900	140,790
Mortgage Loan ID#1000015919		4.50%	FL	304,416	140,472
Mortgage Loan ID#1000002002		2.00%	IL	258,957	140,299
Mortgage Loan ID#1000015875		2.00%	NY	197,240	140,284
Mortgage Loan ID#1000028949		3.00%	FL	193,214	140,005
Mortgage Loan ID#1000029137		2.00%	FL	234,861	139,699
Mortgage Loan ID#1000043686		2.00%	FL	219,196	139,134
Mortgage Loan ID#1000017081		6.75%	WA	146,388	138,624
Mortgage Loan ID#1000017267		7.99%	NY	156,361	138,461
Mortgage Loan ID#1000002009		3.00%	NJ	347,793	138,381
Mortgage Loan ID#1000028410		7.85%	SC	134,536	138,099
Mortgage Loan ID#1000029345		2.00%	ME	250,579	137,091
Mortgage Loan ID#1000015452		4.00%	MO	239,505	137,051
Mortgage Loan ID#1000028998		8.28%	FL	227,050	136,822
Mortgage Loan ID#1000029329		5.50%	KS	204,337	136,008
Mortgage Loan ID#1000028883		7.00%	FL	262,400	135,762
Mortgage Loan ID#1000002310		6.00%	ME	223,787	135,461
Mortgage Loan ID#1000003623		3.13%	MA	251,222	135,289
Mortgage Loan ID#1000015280		4.13%	PA	255,048	135,243
Mortgage Loan ID#1000026196		9.45%	MA	253,716	135,043
Mortgage Loan ID#1000002088		7.63%	NJ	338,947	134,694
Mortgage Loan ID#1000002040		4.00%	NC	198,973	134,670
Mortgage Loan ID#1000000662		4.13%	MN	230,231	134,315
Mortgage Loan ID#1000043979		2.00%	WA	177,682	133,785
Mortgage Loan ID#1000001995		7.00%	NY	216,015	133,784
Mortgage Loan ID#1000025982		7.50%	TX	133,526	133,404
Mortgage Loan ID#1000027353		2.00%	NY	265,976	132,883
Mortgage Loan ID#1000003668		3.00%	MD	345,499	132,868
Mortgage Loan ID#1000029089		9.00%	WA	191,021	132,180
Mortgage Loan ID#1000038507		6.38%	FL	300,000	132,061
Mortgage Loan ID#1000026056		6.00%	OR	155,322	131,919
Mortgage Loan ID#1000028317		8.13%	MD	125,540	131,817
Mortgage Loan ID#1000016457		8.00%	IL	226,931	131,494
Mortgage Loan ID#1000029044		5.00%	NJ	277,927	131,241
Mortgage Loan ID#1000001999		8.25%	NJ	274,345	130,724
Mortgage Loan ID#1000025985		4.78%	TX	124,338	130,479
Mortgage Loan ID#1000026182		4.75%	CA	228,476	130,388
Mortgage Loan ID#1000029198		5.13%	CA	316,575	130,335
Mortgage Loan ID#1000001064		5.90%	FL	198,266	130,330
Mortgage Loan ID#1000027676		2.00%	PA	183,318	130,090
Mortgage Loan ID#1000044258		4.00%	MA	390,105	129,119
Mortgage Loan ID#1000044265		7.99%	OR	180,439	128,970
Mortgage Loan ID#1000026019		2.00%	MD	181,163	128,548
Mortgage Loan ID#1000043544		2.50%	OH	179,019	128,545
Mortgage Loan ID#1000003863		8.63%	MD	163,362	128,436
Mortgage Loan ID#1000001937		7.88%	TX	140,917	127,833
Mortgage Loan ID#1000035995		3.00%	WA	208,543	127,805
Mortgage Loan ID#1000000439		4.88%	AL	316,769	127,622
Mortgage Loan ID#1000038587		3.00%	PA	212,869	127,470
Mortgage Loan ID#1000001346		2.38%	TX	161,319	127,359
Mortgage Loan ID#1000044104		2.50%	TX	156,236	127,137
Mortgage Loan ID#1000003858		2.63%	GA	155,747	126,952
Mortgage Loan ID#1000015271		3.00%	IN	178,608	126,912
Mortgage Loan ID#1000017375		5.00%	MO	175,039	125,258
Mortgage Loan ID#1000044250		8.65%	NM	240,714	124,832
Mortgage Loan ID#1000017330		5.02%	CT	209,804	124,221
Mortgage Loan ID#1000017455		5.88%	SC	134,825	124,091
Mortgage Loan ID#1000028173		5.83%	WA	162,457	123,855
Mortgage Loan ID#1000043289		5.50%	IL	219,034	123,230
Mortgage Loan ID#1000035869		4.00%	MS	153,959	123,198
Mortgage Loan ID#1000028474		4.88%	TX	140,683	123,047
Mortgage Loan ID#1000017068		4.00%	MD	204,325	122,613
Mortgage Loan ID#1000015617		7.55%	FL	187,903	122,474
Mortgage Loan ID#1000003647		2.00%	MI	291,049	122,415
Mortgage Loan ID#1000001915		7.75%	AZ	133,621	121,704
Mortgage Loan ID#1000043476		8.17%	NV	161,986	121,335
Mortgage Loan ID#1000043731		3.75%	NJ	206,001	121,307
Mortgage Loan ID#1000026007		4.51%	AZ	139,632	121,232
Mortgage Loan ID#1000000611		7.25%	NY	131,953	120,761
Mortgage Loan ID#1000044160		5.13%	OH	170,589	120,674
Mortgage Loan ID#1000029206		11.38%	NY	188,360	120,323
Mortgage Loan ID#1000029134		2.00%	FL	283,231	120,320
Mortgage Loan ID#1000016437		7.95%	IL	133,766	120,111
Mortgage Loan ID#1000026938		7.64%	NY	172,657	119,403
Mortgage Loan ID#1000043563		3.88%	FL	226,301	119,017
Mortgage Loan ID#1000001596		8.83%	NY	408,500	118,792
Mortgage Loan ID#1000001912		5.00%	FL	177,505	118,612
Mortgage Loan ID#1000001369		6.80%	IL	309,379	118,064
Mortgage Loan ID#1000016611		5.88%	IL	207,774	117,898
Mortgage Loan ID#1000017474		3.00%	IL	279,435	117,525
Mortgage Loan ID#1000001940		4.00%	NV	241,454	117,470
Mortgage Loan ID#1000001431		4.13%	NY	203,807	117,316
Mortgage Loan ID#1000026014		3.25%	OR	207,377	117,101
Mortgage Loan ID#1000001920		7.00%	AZ	126,510	116,833
Mortgage Loan ID#1000025967		9.25%	PA	112,054	116,822
Mortgage Loan ID#1000017513		4.13%	MA	185,639	116,715
Mortgage Loan ID#1000001966		2.00%	CT	249,305	116,496
Mortgage Loan ID#1000017245		7.89%	CA	152,951	115,986
Mortgage Loan ID#1000026021		3.00%	IL	262,602	115,980
Mortgage Loan ID#1000026016		2.00%	NM	246,338	115,917
Mortgage Loan ID#1000029258		8.00%	PA	115,263	115,680
Mortgage Loan ID#1000043360		7.95%	FL	165,439	115,519
Mortgage Loan ID#1000028960		8.25%	NY	314,675	115,496
Mortgage Loan ID#1000027985		4.88%	TN	156,208	115,495
Mortgage Loan ID#1000028216		6.38%	NJ	434,361	115,393
Mortgage Loan ID#1000035314		2.84%	MD	218,926	115,364
Mortgage Loan ID#1000026546		5.00%	VA	150,364	115,297
Mortgage Loan ID#1000043217		5.13%	OH	128,695	114,837
Mortgage Loan ID#1000043469		4.13%	PA	155,332	114,831
Mortgage Loan ID#1000044215		4.00%	TX	136,785	114,753
Mortgage Loan ID#1000026109		5.99%	MA	222,625	114,618
Mortgage Loan ID#1000027466		8.40%	NJ	283,206	114,544
Mortgage Loan ID#1000028969		6.00%	MD	184,196	114,245
Mortgage Loan ID#1000001259		3.75%	FL	373,756	114,177
Mortgage Loan ID#1000001271		4.00%	NJ	261,049	113,676
Mortgage Loan ID#1000035724		2.00%	CA	198,299	113,653
Mortgage Loan ID#1000001943		5.80%	MT	149,556	113,236
Mortgage Loan ID#1000001949		7.13%	NJ	195,145	113,199
Mortgage Loan ID#1000002289		6.00%	AZ	143,428	113,191
Mortgage Loan ID#1000026254		3.50%	VA	409,382	113,068
Mortgage Loan ID#1000001608		7.88%	NY	464,000	112,919
Mortgage Loan ID#1000003856		2.63%	AR	134,166	112,490
Mortgage Loan ID#1000028894		3.88%	FL	297,100	111,558
Mortgage Loan ID#1000029283		3.25%	NY	322,193	111,133
Mortgage Loan ID#1000035666		7.62%	NY	122,900	111,104
Mortgage Loan ID#1000001904		7.63%	TX	121,633	110,785
Mortgage Loan ID#1000017335		2.63%	VA	248,286	110,636
Mortgage Loan ID#1000015866		2.00%	PA	207,144	110,319
Mortgage Loan ID#1000034988		2.00%	FL	187,490	110,307
Mortgage Loan ID#1000027349		6.85%	CO	159,182	109,653
Mortgage Loan ID#1000034882		6.38%	NJ	202,992	109,491
Mortgage Loan ID#1000017485		6.80%	OH	113,338	109,477
Mortgage Loan ID#1000043284		7.75%	FL	161,248	108,638
Mortgage Loan ID#1000016888		2.00%	WI	140,490	108,618
Mortgage Loan ID#1000026110		2.00%	SC	233,587	108,460
Mortgage Loan ID#1000027040		2.00%	AL	205,208	108,173
Mortgage Loan ID#1000003489		7.13%	WI	125,013	107,887
Mortgage Loan ID#1000000706		2.63%	FL	231,992	107,618
Mortgage Loan ID#1000043594		7.90%	IN	135,622	107,483
Mortgage Loan ID#1000038508		4.50%	NJ	234,727	106,995
Mortgage Loan ID#1000043414		4.38%	NC	132,596	106,937
Mortgage Loan ID#1000038567		6.13%	ME	113,471	106,845
Mortgage Loan ID#1000036067		6.95%	MD	108,276	106,795
Mortgage Loan ID#1000002963		12.00%	AZ	115,551	106,738
Mortgage Loan ID#1000043180		3.00%	NJ	240,494	106,250
Mortgage Loan ID#1000014966		2.00%	MD	182,043	105,416
Mortgage Loan ID#1000001344		2.00%	FL	258,459	104,992
Mortgage Loan ID#1000029143		4.00%	PA	139,938	104,964
Mortgage Loan ID#1000028957		3.75%	CO	174,790	104,753
Mortgage Loan ID#1000000381		8.63%	NJ	255,000	104,725
Mortgage Loan ID#1000044020		3.40%	IL	180,496	104,529
Mortgage Loan ID#1000029409		4.84%	CA	123,828	104,472
Mortgage Loan ID#1000017460		7.00%	FL	234,309	104,330
Mortgage Loan ID#1000028865		7.40%	FL	161,600	104,287
Mortgage Loan ID#1000015924		7.51%	FL	164,700	104,162
Mortgage Loan ID#1000001928		6.38%	CO	122,070	104,141
Mortgage Loan ID#1000002359		8.63%	NY	259,846	104,102
Mortgage Loan ID#1000028256		9.82%	IL	179,064	103,912
Mortgage Loan ID#1000028995		2.00%	PA	349,024	103,306
Mortgage Loan ID#1000015336		8.26%	MN	112,622	103,033
Mortgage Loan ID#1000027454		3.88%	NJ	345,428	103,006
Mortgage Loan ID#1000035041		6.25%	NJ	242,563	102,718
Mortgage Loan ID#1000028798		4.84%	OH	126,594	102,683
Mortgage Loan ID#1000026752		4.75%	OH	190,458	102,289
Mortgage Loan ID#1000044181		6.75%	MI	137,148	101,795
Mortgage Loan ID#1000035732		4.13%	OR	144,208	101,714
Mortgage Loan ID#1000043833		6.38%	NY	115,112	101,198
Mortgage Loan ID#1000001948		7.63%	VA	122,130	100,824
Mortgage Loan ID#1000028502		7.50%	MD	98,262	100,785
Mortgage Loan ID#1000028156		5.99%	NJ	171,886	100,604
Mortgage Loan ID#1000017383		3.88%	TX	160,108	100,235
Mortgage Loan ID#1000034776		5.00%	IN	139,368	99,928
Mortgage Loan ID#1000035033		7.00%	NJ	152,649	99,662
Mortgage Loan ID#1000043977		9.79%	TX	127,373	99,370
Mortgage Loan ID#1000016883		8.40%	NJ	151,309	99,157
Mortgage Loan ID#1000027668		2.63%	OH	157,430	99,069
Mortgage Loan ID#1000001983		5.00%	FL	136,046	98,761
Mortgage Loan ID#1000026667		6.40%	MI	141,536	98,744
Mortgage Loan ID#1000016038		6.99%	DE	152,305	98,617
Mortgage Loan ID#1000026049		3.88%	FL	234,564	98,614
Mortgage Loan ID#1000025973		3.00%	PA	299,007	98,111
Mortgage Loan ID#1000017468		2.00%	NJ	175,653	97,917
Mortgage Loan ID#1000028922		4.13%	PA	216,589	97,830
Mortgage Loan ID#1000044209		4.00%	LA	106,260	97,805
Mortgage Loan ID#1000001326		3.75%	FL	135,257	97,106
Mortgage Loan ID#1000026749		7.92%	MI	148,889	97,091
Mortgage Loan ID#1000015963		2.63%	FL	166,400	97,046
Mortgage Loan ID#1000017418		3.75%	FL	211,982	96,701
Mortgage Loan ID#1000027403		5.38%	WI	202,915	96,538
Mortgage Loan ID#1000029115		2.00%	CA	371,515	96,346
Mortgage Loan ID#1000043320		4.88%	WI	208,536	96,267
Mortgage Loan ID#1000015608		4.00%	FL	125,254	95,808
Mortgage Loan ID#1000001066		9.50%	FL	203,067	95,416
Mortgage Loan ID#1000028177		4.13%	PA	135,377	95,061
Mortgage Loan ID#1000026334		5.13%	MD	202,000	94,946
Mortgage Loan ID#1000001569		2.00%	FL	228,601	94,655
Mortgage Loan ID#1000028902		10.25%	PA	98,962	94,337
Mortgage Loan ID#1000025964		4.13%	PA	116,339	94,247
Mortgage Loan ID#1000043128		6.86%	NJ	102,661	94,160
Mortgage Loan ID#1000035224		6.78%	NY	117,909	94,076
Mortgage Loan ID#1000026719		2.88%	TX	153,479	93,272
Mortgage Loan ID#1000003513		2.38%	GA	136,576	93,268
Mortgage Loan ID#1000029109		7.50%	IL	117,500	92,929
Mortgage Loan ID#1000029316		8.45%	TX	90,910	92,611
Mortgage Loan ID#1000026058		6.13%	TX	131,862	92,570
Mortgage Loan ID#1000029341		4.00%	MD	150,172	91,958
Mortgage Loan ID#1000015314		3.25%	IN	126,819	91,815
Mortgage Loan ID#1000025934		6.50%	TN	119,057	91,796
Mortgage Loan ID#1000035479		7.95%	FL	182,472	91,311
Mortgage Loan ID#1000029011		6.05%	MI	162,342	91,041
Mortgage Loan ID#1000029219		2.50%	FL	198,882	91,040
Mortgage Loan ID#1000027808		3.00%	GA	161,040	90,946
Mortgage Loan ID#1000028465		4.80%	OR	127,615	90,798
Mortgage Loan ID#1000044087		6.06%	MO	178,600	90,712
Mortgage Loan ID#1000017458		4.25%	VA	157,042	90,542
Mortgage Loan ID#1000027341		8.55%	TX	98,697	90,399
Mortgage Loan ID#1000043555		5.38%	NC	157,699	90,368
Mortgage Loan ID#1000043411		2.00%	MA	215,064	90,227
Mortgage Loan ID#1000026336		8.55%	PA	139,002	90,150
Mortgage Loan ID#1000001840		4.86%	MN	163,144	89,926
Mortgage Loan ID#1000000903		7.38%	CA	135,000	89,481
Mortgage Loan ID#1000027397		2.00%	CT	260,453	89,332
Mortgage Loan ID#1000001961		5.00%	CT	188,713	89,313
Mortgage Loan ID#1000015578		7.50%	GA	142,073	89,042
Mortgage Loan ID#1000043137		7.85%	FL	101,296	88,870
Mortgage Loan ID#1000035535		3.00%	LA	119,298	88,776
Mortgage Loan ID#1000043380		8.69%	TN	121,441	88,610
Mortgage Loan ID#1000028008		7.13%	AL	107,643	88,362
Mortgage Loan ID#1000015566		2.00%	FL	167,213	88,233
Mortgage Loan ID#1000044151		4.00%	PA	167,835	87,977
Mortgage Loan ID#1000025959		2.25%	KS	155,906	87,870
Mortgage Loan ID#1000026516		5.25%	CT	195,634	87,729
Mortgage Loan ID#1000001521		2.00%	NE	118,722	87,560
Mortgage Loan ID#1000027258		8.25%	AL	117,766	87,366
Mortgage Loan ID#1000001924		5.00%	WA	231,759	87,297
Mortgage Loan ID#1000026553		2.00%	IL	285,953	87,186
Mortgage Loan ID#1000001827		8.50%	IN	104,184	86,953
Mortgage Loan ID#1000043752		6.99%	OK	90,080	86,549
Mortgage Loan ID#1000043416		5.00%	CT	257,116	86,384
Mortgage Loan ID#1000017401		2.00%	IN	110,252	86,257
Mortgage Loan ID#1000043746		4.88%	CT	169,505	85,975
Mortgage Loan ID#1000003880		7.38%	MA	263,504	85,929
Mortgage Loan ID#1000027400		7.75%	NY	229,668	85,734
Mortgage Loan ID#1000027437		9.69%	NY	114,538	85,494
Mortgage Loan ID#1000026002		2.00%	CT	159,251	85,450
Mortgage Loan ID#1000003971		4.50%	MI	233,579	85,432
Mortgage Loan ID#1000003508		4.00%	GA	115,164	84,720
Mortgage Loan ID#1000017525		4.00%	MD	170,797	84,638
Mortgage Loan ID#1000035629		3.00%	DE	176,492	84,607
Mortgage Loan ID#1000043462		8.96%	NY	168,495	84,550
Mortgage Loan ID#1000043550		6.88%	NJ	193,444	84,298
Mortgage Loan ID#1000044296		4.50%	IL	331,189	84,140
Mortgage Loan ID#1000017321		5.15%	MD	178,133	84,019
Mortgage Loan ID#1000043304		9.59%	IL	121,557	83,980
Mortgage Loan ID#1000043400		7.99%	OH	140,107	83,894
Mortgage Loan ID#1000043863		3.00%	IL	173,654	83,707
Mortgage Loan ID#1000029008		2.00%	FL	314,834	83,259
Mortgage Loan ID#1000001830		3.00%	NV	161,021	83,225
Mortgage Loan ID#1000001464		2.00%	IL	256,155	82,926
Mortgage Loan ID#1000028931		2.00%	CT	226,749	82,754
Mortgage Loan ID#1000016053		9.25%	ME	119,370	82,652
Mortgage Loan ID#1000017342		5.75%	FL	240,241	82,459
Mortgage Loan ID#1000029027		4.63%	AZ	308,787	82,245
Mortgage Loan ID#1000029135		7.65%	IL	150,999	82,172
Mortgage Loan ID#1000043946		2.00%	MA	160,716	82,088
Mortgage Loan ID#1000043257		4.00%	FL	191,030	82,027
Mortgage Loan ID#1000016347		3.75%	OH	141,559	82,009
Mortgage Loan ID#1000003512		3.13%	GA	102,735	81,900
Mortgage Loan ID#1000027869		3.25%	LA	183,007	81,865
Mortgage Loan ID#1000001921		7.75%	VA	131,448	81,786
Mortgage Loan ID#1000027991		8.89%	GA	166,641	81,729
Mortgage Loan ID#1000016194		6.88%	NY	89,843	81,697
Mortgage Loan ID#1000043827		7.61%	PA	127,608	81,672
Mortgage Loan ID#1000001910		3.00%	NV	244,873	81,279
Mortgage Loan ID#1000035194		9.38%	RI	298,641	81,006
Mortgage Loan ID#1000029186		3.00%	FL	209,459	80,562
Mortgage Loan ID#1000027480		7.84%	FL	183,257	80,343
Mortgage Loan ID#1000043561		4.13%	AZ	180,714	80,215
Mortgage Loan ID#1000035205		2.59%	CO	144,459	80,174
Mortgage Loan ID#1000017039		3.00%	FL	257,332	79,718
Mortgage Loan ID#1000028848		2.00%	RI	325,033	79,677
Mortgage Loan ID#1000003627		3.00%	WI	161,713	79,615
Mortgage Loan ID#1000026556		9.10%	FL	135,516	79,391
Mortgage Loan ID#1000029180		8.60%	OH	143,347	78,864
Mortgage Loan ID#1000001128		5.00%	FL	121,690	78,794
Mortgage Loan ID#1000000440		2.63%	TX	91,155	78,686
Mortgage Loan ID#1000034925		2.00%	FL	246,669	78,620
Mortgage Loan ID#1000026583		2.00%	MD	314,022	78,510
Mortgage Loan ID#1000001793		8.50%	NY	86,238	78,256
Mortgage Loan ID#1000035363		2.60%	CA	87,914	78,170
Mortgage Loan ID#1000038454		6.50%	NJ	127,627	78,092
Mortgage Loan ID#1000028191		4.50%	PA	176,017	77,802
Mortgage Loan ID#1000028235		2.00%	MN	146,140	77,276
Mortgage Loan ID#1000000226		2.00%	AZ	164,170	77,270
Mortgage Loan ID#1000027380		4.00%	TX	102,906	77,063
Mortgage Loan ID#1000043722		6.88%	PA	91,882	76,963
Mortgage Loan ID#1000029162		7.50%	LA	119,965	76,151
Mortgage Loan ID#1000044193		4.00%	NC	178,252	75,673
Mortgage Loan ID#1000028487		5.13%	TN	123,125	75,533
Mortgage Loan ID#1000016574		6.25%	IL	160,406	75,433
Mortgage Loan ID#1000043928		7.99%	TX	105,703	75,249
Mortgage Loan ID#1000027754		4.85%	WA	232,573	75,090
Mortgage Loan ID#1000001265		3.00%	FL	267,940	75,048
Mortgage Loan ID#1000027534		7.75%	FL	358,907	74,888
Mortgage Loan ID#1000028909		2.00%	CA	225,324	74,654
Mortgage Loan ID#1000026256		8.75%	FL	143,301	74,137
Mortgage Loan ID#1000043575		5.88%	NY	177,408	73,919
Mortgage Loan ID#1000015282		2.00%	LA	128,818	73,707
Mortgage Loan ID#1000038532		7.88%	IL	148,505	73,664
Mortgage Loan ID#1000025970		7.00%	SD	84,016	73,624
Mortgage Loan ID#1000001800		7.88%	NY	103,649	73,509
Mortgage Loan ID#1000015257		4.00%	PA	130,313	73,364
Mortgage Loan ID#1000028440		2.00%	NY	119,679	73,301
Mortgage Loan ID#1000028832		4.58%	FL	601,406	73,244
Mortgage Loan ID#1000026384		4.00%	MN	152,568	73,187
Mortgage Loan ID#1000027941		8.75%	GA	189,174	72,885
Mortgage Loan ID#1000026614		4.88%	NC	146,473	72,877
Mortgage Loan ID#7000004746		4.75%	CA	94,264	72,761
Mortgage Loan ID#1000029010		2.00%	FL	123,636	72,696
Mortgage Loan ID#1000015261		4.88%	PA	118,868	72,601
Mortgage Loan ID#1000001909		5.00%	SC	207,600	72,558
Mortgage Loan ID#1000027381		11.50%	NC	68,615	72,046
Mortgage Loan ID#1000017362		5.25%	NY	117,135	71,835
Mortgage Loan ID#1000035844		5.75%	SC	231,898	71,817
Mortgage Loan ID#1000044116		6.95%	NJ	152,610	71,802
Mortgage Loan ID#1000017351		2.88%	KS	88,342	71,289
Mortgage Loan ID#1000029163		5.40%	PA	100,541	71,212
Mortgage Loan ID#1000043950		9.70%	OR	183,348	70,797
Mortgage Loan ID#1000016520		4.38%	FL	81,078	70,741
Mortgage Loan ID#1000015565		8.70%	NY	67,138	70,495
Mortgage Loan ID#1000044235		6.85%	NJ	90,853	70,437
Mortgage Loan ID#1000017447		8.15%	AL	66,816	70,157
Mortgage Loan ID#1000029122		4.75%	FL	167,763	69,919
Mortgage Loan ID#1000015277		4.88%	MD	95,823	69,872
Mortgage Loan ID#1000027365		2.00%	GA	117,163	69,859
Mortgage Loan ID#1000026200		4.00%	MA	244,148	69,639
Mortgage Loan ID#1000003477		2.00%	MS	125,614	69,609
Mortgage Loan ID#1000028406		7.50%	NY	90,270	69,009
Mortgage Loan ID#1000038442		4.13%	OK	147,888	68,856
Mortgage Loan ID#1000029422		7.30%	FL	191,565	68,625
Mortgage Loan ID#1000000563		8.99%	AZ	82,679	68,547
Mortgage Loan ID#1000027105		8.75%	OR	153,228	68,447
Mortgage Loan ID#1000002171		3.75%	NY	919,575	68,404
Mortgage Loan ID#1000026718		4.13%	AZ	205,156	67,949
Mortgage Loan ID#1000043409		5.15%	VA	107,497	67,916
Mortgage Loan ID#1000025968		7.50%	CA	183,306	67,846
Mortgage Loan ID#1000002006		7.75%	FL	75,001	67,794
Mortgage Loan ID#1000014981		4.82%	IL	117,456	67,324
Mortgage Loan ID#1000029060		2.00%	LA	101,261	67,228
Mortgage Loan ID#1000015272		7.83%	TX	63,849	67,041
Mortgage Loan ID#1000015651		8.70%	TX	63,833	67,005
Mortgage Loan ID#1000017526		2.00%	IA	89,232	66,616
Mortgage Loan ID#1000029423		2.40%	TX	93,025	65,140
Mortgage Loan ID#1000026544		7.25%	MA	213,353	64,759
Mortgage Loan ID#1000027656		6.00%	AZ	101,867	64,352
Mortgage Loan ID#1000029282		8.63%	CT	150,075	64,287
Mortgage Loan ID#1000028447		8.25%	NC	185,393	64,158
Mortgage Loan ID#1000014997		7.88%	NY	61,049	64,102
Mortgage Loan ID#1000044279		6.70%	TX	71,025	63,922
Mortgage Loan ID#1000026136		10.84%	GA	91,383	63,772
Mortgage Loan ID#1000003506		5.00%	MI	107,891	63,684
Mortgage Loan ID#1000029233		10.60%	FL	87,615	63,674
Mortgage Loan ID#1000025987		7.50%	WI	178,211	63,494
Mortgage Loan ID#1000028966		4.38%	ME	150,308	63,299
Mortgage Loan ID#1000025927		3.61%	ID	62,663	63,207
Mortgage Loan ID#1000001822		2.00%	FL	161,428	63,201
Mortgage Loan ID#1000027209		4.63%	IL	178,734	63,178
Mortgage Loan ID#1000028180		4.13%	PA	111,844	63,138
Mortgage Loan ID#1000001546		4.88%	NC	97,956	62,745
Mortgage Loan ID#1000015637		4.25%	AL	123,196	62,187
Mortgage Loan ID#1000034755		5.25%	OR	53,656	61,976
Mortgage Loan ID#1000026464		7.50%	WI	59,219	61,821
Mortgage Loan ID#1000000677		5.00%	FL	145,506	61,502
Mortgage Loan ID#1000044152		5.00%	MO	72,477	61,476
Mortgage Loan ID#1000035249		9.00%	NY	58,168	61,076
Mortgage Loan ID#1000025958		4.13%	WI	130,269	60,191
Mortgage Loan ID#1000001968		5.00%	IL	133,383	60,033
Mortgage Loan ID#1000015930		8.00%	AZ	211,414	59,686
Mortgage Loan ID#1000028837		7.13%	OH	67,446	59,663
Mortgage Loan ID#1000015276		6.93%	PA	130,108	59,593
Mortgage Loan ID#1000029349		10.63%	FL	289,230	59,427
Mortgage Loan ID#1000027169		8.75%	NJ	96,438	59,412
Mortgage Loan ID#1000035990		2.00%	LA	146,852	59,365
Mortgage Loan ID#1000043627		4.63%	LA	130,145	59,244
Mortgage Loan ID#1000027625		4.88%	WI	170,894	58,948
Mortgage Loan ID#1000028840		3.19%	FL	209,736	58,811
Mortgage Loan ID#1000001233		2.00%	IL	164,938	58,767
Mortgage Loan ID#1000000426		2.63%	CO	145,574	58,238
Mortgage Loan ID#1000043618		6.88%	NY	275,497	57,932
Mortgage Loan ID#1000044075		11.99%	PA	61,921	57,157
Mortgage Loan ID#1000044196		7.99%	MD	148,017	56,632
Mortgage Loan ID#1000043981		2.00%	NC	123,646	56,564
Mortgage Loan ID#1000026230		7.25%	FL	78,703	56,376
Mortgage Loan ID#1000000621		4.50%	KY	104,945	56,005
Mortgage Loan ID#1000027352		7.88%	OH	94,569	55,879
Mortgage Loan ID#1000027361		7.45%	LA	57,203	55,626
Mortgage Loan ID#1000000376		11.13%	NY	53,400	55,575
Mortgage Loan ID#1000043222		3.50%	CA	60,529	55,458
Mortgage Loan ID#1002229098		8.00%	GA	56,503	55,021
Mortgage Loan ID#1000016908		5.00%	CA	69,952	54,636
Mortgage Loan ID#1000015260		4.00%	GA	93,351	54,547
Mortgage Loan ID#1000043995		2.00%	IL	307,220	54,406
Mortgage Loan ID#1000015563		4.00%	LA	68,686	54,369
Mortgage Loan ID#1000016784		8.25%	FL	197,654	54,179
Mortgage Loan ID#1000044223		8.55%	OK	82,868	53,974
Mortgage Loan ID#1000015268		4.85%	FL	159,583	53,736
Mortgage Loan ID#1000025947		4.25%	KS	72,303	53,656
Mortgage Loan ID#1000026554		10.68%	GA	50,933	53,480
Mortgage Loan ID#7000044223		4.25%	CA	185,718	53,440
Mortgage Loan ID#1000001792		2.00%	SC	99,207	53,250
Mortgage Loan ID#1000029244		6.47%	TX	55,985	53,224
Mortgage Loan ID#1000015614		2.63%	FL	114,872	53,128
Mortgage Loan ID#1000026986		7.75%	AL	140,740	52,848
Mortgage Loan ID#1000001589		2.63%	NJ	274,077	52,694
Mortgage Loan ID#1000038580		6.75%	CO	96,436	52,601
Mortgage Loan ID#1000043424		7.38%	AL	52,561	52,558
Mortgage Loan ID#1000015320		4.00%	DE	139,406	52,555
Mortgage Loan ID#1000003679		4.88%	MI	151,544	52,513
Mortgage Loan ID#1000026463		6.38%	MD	278,067	52,364
Mortgage Loan ID#1000044171		4.00%	IL	304,034	52,151
Mortgage Loan ID#7000014317		5.25%	VA	133,187	51,988
Mortgage Loan ID#1000043727		5.63%	IN	169,401	51,592
Mortgage Loan ID#1000034773		5.13%	PA	70,166	51,367
Mortgage Loan ID#1000015229		4.78%	IA	123,584	51,237
Mortgage Loan ID#1000027126		3.75%	IL	158,133	50,727
Mortgage Loan ID#1000043710		7.25%	PA	136,830	50,466
Mortgage Loan ID#1000036109		6.74%	NY	80,087	50,266
Mortgage Loan ID#1000003504		4.00%	AR	89,704	50,256
Mortgage Loan ID#1000000365		11.75%	VA	111,200	50,061
Mortgage Loan ID#1000044092		6.99%	PA	67,594	49,552
Mortgage Loan ID#1000000663		9.85%	NY	59,525	49,537
Mortgage Loan ID#1000028943		2.00%	FL	296,806	49,269
Mortgage Loan ID#1000035030		7.00%	FL	173,095	48,803
Mortgage Loan ID#1000027844		2.00%	MA	333,414	48,627
Mortgage Loan ID#1000029170		2.00%	PA	145,702	48,573
Mortgage Loan ID#1000029277		4.63%	IN	83,816	48,257
Mortgage Loan ID#1000015573		4.13%	NC	92,570	47,937
Mortgage Loan ID#1000025925		5.36%	NY	85,175	47,791
Mortgage Loan ID#1000026712		8.40%	TX	72,386	47,698
Mortgage Loan ID#1000043985		8.60%	IL	99,321	47,673
Mortgage Loan ID#1000043682		2.00%	IL	109,900	47,655
Mortgage Loan ID#1000015971		2.00%	IL	137,538	47,226
Mortgage Loan ID#1000044291		3.25%	TN	92,963	47,194
Mortgage Loan ID#1000017518		8.25%	NJ	123,081	46,842
Mortgage Loan ID#1000027348		5.15%	KY	81,069	46,827
Mortgage Loan ID#7000003524		4.75%	CA	166,153	46,364
Mortgage Loan ID#1000015553		10.99%	NY	44,036	46,238
Mortgage Loan ID#1000026763		11.75%	NY	52,577	46,182
Mortgage Loan ID#1000034867		4.00%	WI	71,300	46,158
Mortgage Loan ID#1000027992		3.13%	IL	79,937	46,115
Mortgage Loan ID#1000025935		4.13%	PA	210,627	45,897
Mortgage Loan ID#1000000363		11.63%	NY	44,083	45,860
Mortgage Loan ID#1000027318		7.75%	OH	67,421	45,542
Mortgage Loan ID#1000029172		6.39%	FL	110,376	45,400
Mortgage Loan ID#1000002535		2.00%	CA	200,129	45,352
Mortgage Loan ID#1000038414		5.00%	FL	110,871	44,963
Mortgage Loan ID#1000026592		3.25%	KY	124,709	44,767
Mortgage Loan ID#1000029417		7.94%	FL	173,000	44,707
Mortgage Loan ID#1000017087		8.00%	IL	64,371	44,023
Mortgage Loan ID#1000028413		4.88%	TX	72,374	43,639
Mortgage Loan ID#1000016871		4.31%	RI	206,663	43,186
Mortgage Loan ID#1000000412		2.63%	DE	136,687	43,128
Mortgage Loan ID#1000015939		4.00%	AZ	83,915	42,847
Mortgage Loan ID#1000016159		6.75%	NY	169,119	42,837
Mortgage Loan ID#1000016068		10.18%	FL	288,111	42,498
Mortgage Loan ID#1000015597		7.39%	OH	95,386	42,265
Mortgage Loan ID#1000016867		4.91%	NY	113,903	42,166
Mortgage Loan ID#1000015907		7.50%	TX	41,699	42,100
Mortgage Loan ID#1000001834		8.75%	NV	169,526	42,073
Mortgage Loan ID#1000029399		2.00%	MD	123,104	42,009
Mortgage Loan ID#1000001774		8.75%	NY	64,688	41,875
Mortgage Loan ID#1000015906		8.00%	TX	54,423	41,814
Mortgage Loan ID#1000043371		9.00%	OH	69,998	41,625
Mortgage Loan ID#1000026461		8.60%	TX	55,070	41,285
Mortgage Loan ID#1000029201		3.00%	WI	160,692	40,617
Mortgage Loan ID#1000029308		5.88%	MI	59,660	40,592
Mortgage Loan ID#1000034979		3.13%	IL	197,429	40,076
Mortgage Loan ID#1000029391		7.61%	FL	242,367	40,041
Mortgage Loan ID#1000028377		9.13%	IN	48,785	39,960
Mortgage Loan ID#1000017233		8.00%	TN	39,790	39,705
Mortgage Loan ID#1000017252		7.00%	NY	54,260	39,508
Mortgage Loan ID#1000027252		4.50%	WI	127,018	39,448
Mortgage Loan ID#1000015532		5.00%	SC	202,053	39,417
Mortgage Loan ID#1000043664		7.00%	WI	147,972	39,416
Mortgage Loan ID#1000044201		2.00%	IL	175,641	39,276
Mortgage Loan ID#1000044266		8.95%	NY	57,785	39,133
Mortgage Loan ID#1000015972		6.98%	FL	96,178	39,121
Mortgage Loan ID#1000025991		2.00%	NM	149,410	38,736
Mortgage Loan ID#1000026730		7.83%	FL	96,402	38,697
Mortgage Loan ID#1000017410		4.88%	MI	137,845	38,279
Mortgage Loan ID#1000015945		2.63%	IL	80,089	37,686
Mortgage Loan ID#1000038554		7.25%	IL	153,617	37,424
Mortgage Loan ID#1000044098		6.00%	MI	226,606	37,366
Mortgage Loan ID#1000027952		4.88%	IN	138,032	36,948
Mortgage Loan ID#1000027343		5.25%	WI	148,302	36,854
Mortgage Loan ID#1000029385		8.50%	FL	178,830	36,756
Mortgage Loan ID#1000044088		8.35%	AR	61,499	36,719
Mortgage Loan ID#1000026052		2.00%	CA	203,751	36,647
Mortgage Loan ID#1000025939		4.00%	KY	88,106	36,096
Mortgage Loan ID#1000029211		6.47%	PA	62,590	36,087
Mortgage Loan ID#1000028449		12.49%	AL	40,667	35,925
Mortgage Loan ID#1000043847		8.95%	UT	46,823	35,309
Mortgage Loan ID#1000034873		7.38%	NJ	63,813	34,983
Mortgage Loan ID#1002229033		9.38%	NC	77,510	34,733
Mortgage Loan ID#1000017142		3.52%	NY	42,139	34,691
Mortgage Loan ID#1000027358		7.80%	IL	118,881	33,866
Mortgage Loan ID#1000001759		6.38%	OK	41,345	33,515
Mortgage Loan ID#1000026128		5.88%	IN	79,168	33,501
Mortgage Loan ID#1000001753		8.38%	NY	37,188	33,451
Mortgage Loan ID#1000028818		2.00%	WI	197,272	32,740
Mortgage Loan ID#1000014995		3.00%	CT	43,586	32,618
Mortgage Loan ID#1000043557		3.38%	NY	44,528	32,405
Mortgage Loan ID#1000025995		4.13%	AL	78,232	32,222
Mortgage Loan ID#1000026454		2.00%	IA	76,043	32,219
Mortgage Loan ID#1000029247		2.00%	TX	60,302	32,117
Mortgage Loan ID#1000015558		4.88%	NY	66,027	32,101
Mortgage Loan ID#1000003418		2.00%	NY	103,994	31,684
Mortgage Loan ID#1000003941		7.65%	TN	75,896	31,637
Mortgage Loan ID#1000027130		4.00%	LA	100,809	31,286
Mortgage Loan ID#1000001762		6.63%	OK	38,262	31,052
Mortgage Loan ID#1000000380		12.50%	MO	29,565	31,043
Mortgage Loan ID#1000026055		2.60%	FL	183,162	30,479
Mortgage Loan ID#1000027607		7.13%	IL	107,449	30,404
Mortgage Loan ID#1000044142		5.00%	OH	125,754	30,103
Mortgage Loan ID#1000001795		5.00%	VA	81,374	29,867
Mortgage Loan ID#1000016645		3.13%	FL	33,521	29,681
Mortgage Loan ID#1000029080		4.38%	IA	82,795	29,496
Mortgage Loan ID#1000026187		4.50%	PA	110,573	28,845
Mortgage Loan ID#1000036019		8.75%	SC	29,147	28,603
Mortgage Loan ID#1000001853		4.00%	FL	121,089	28,379
Mortgage Loan ID#1000003396		6.00%	CA	60,278	27,789
Mortgage Loan ID#7000030265		4.88%	OR	80,480	27,197
Mortgage Loan ID#1000015564		8.00%	MS	45,951	26,733
Mortgage Loan ID#1000029039		3.88%	PA	79,599	26,418
Mortgage Loan ID#1000000751		8.75%	FL	132,000	26,376
Mortgage Loan ID#1000028161		4.00%	IL	209,623	26,374
Mortgage Loan ID#1000036023		6.65%	OH	87,180	26,341
Mortgage Loan ID#7000020155		5.50%	CA	26,300	25,959
Mortgage Loan ID#1000043264		6.00%	OH	91,431	25,875
Mortgage Loan ID#1000035573		8.65%	FL	151,728	25,440
Mortgage Loan ID#1000043768		4.88%	MD	94,466	24,836
Mortgage Loan ID#7000000337		5.00%	NM	106,000	24,803
Mortgage Loan ID#1000003417		1.00%	NY	113,108	24,769
Mortgage Loan ID#1000003366		10.75%	NY	24,638	24,638
Mortgage Loan ID#1000025922		4.13%	OK	62,263	23,191
Mortgage Loan ID#1000002907		2.00%	FL	124,953	22,367
Mortgage Loan ID#1000016586		3.00%	CT	28,517	22,338
Mortgage Loan ID#1000027308		7.56%	ID	80,863	22,321
Mortgage Loan ID#1000001756		3.00%	NY	59,417	22,189
Mortgage Loan ID#1000002239		3.00%	FL	141,470	21,870
Mortgage Loan ID#7000036752		5.50%	MN	65,974	21,652
Mortgage Loan ID#1000000641		8.00%	TX	49,371	21,574
Mortgage Loan ID#1000016696		6.54%	NY	24,092	21,528
Mortgage Loan ID#1000026506		4.13%	FL	118,753	21,107
Mortgage Loan ID#1000002951		4.00%	NY	129,305	20,415
Mortgage Loan ID#1000025920		5.00%	MI	53,202	20,302
Mortgage Loan ID#7000018838		6.75%	MD	53,367	20,244
Mortgage Loan ID#1000025933		7.00%	AL	52,525	20,178
Mortgage Loan ID#7000034626		4.88%	CA	45,831	20,135
Mortgage Loan ID#1000003201		5.38%	RI	59,945	19,998
Mortgage Loan ID#1000002985		10.88%	CA	52,846	19,805
Mortgage Loan ID#1000003601		7.00%	MD	185,250	19,511
Mortgage Loan ID#7000029095		5.00%	CA	43,918	19,399
Mortgage Loan ID#1000043709		4.13%	MI	160,934	19,102
Mortgage Loan ID#1000003336		3.00%	NJ	72,835	18,333
Mortgage Loan ID#1000035248		3.24%	PA	20,100	18,294
Mortgage Loan ID#1000029006		5.46%	NJ	95,825	17,723
Mortgage Loan ID#1000043430		11.25%	NJ	20,672	17,317
Mortgage Loan ID#1000001308		8.38%	NJ	160,615	17,247
Mortgage Loan ID#1000029236		10.90%	FL	142,909	17,134
Mortgage Loan ID#1000001120		7.50%	NY	47,436	17,132
Mortgage Loan ID#1000029105		3.88%	OH	130,121	16,974
Mortgage Loan ID#1000003269		8.63%	AZ	48,917	16,797
Mortgage Loan ID#1000043745		3.25%	NJ	21,033	16,687
Mortgage Loan ID#7000000429		5.00%	CA	51,845	16,662
Mortgage Loan ID#1000002467		6.75%	AZ	58,566	16,246
Mortgage Loan ID#1000043793		8.50%	NY	21,765	16,142
Mortgage Loan ID#1000003757		12.50%	MD	43,283	16,079
Mortgage Loan ID#1000003793		10.75%	MI	42,843	15,870
Mortgage Loan ID#1000003409		3.00%	NY	101,413	15,141
Mortgage Loan ID#1000002466		7.00%	AZ	41,070	15,101
Mortgage Loan ID#1000003288		6.13%	NY	50,021	14,891
Mortgage Loan ID#1000029401		9.25%	OH	89,296	14,780
Mortgage Loan ID#1000003265		12.75%	TX	48,071	14,607
Mortgage Loan ID#1000026584		8.75%	FL	88,703	14,508
Mortgage Loan ID#1000003386		10.38%	FL	65,802	14,430
Mortgage Loan ID#1000043439		8.99%	IN	66,092	14,410
Mortgage Loan ID#7000003226		3.00%	CA	82,648	14,035
Mortgage Loan ID#1000025919		2.00%	OH	47,400	13,291
Mortgage Loan ID#1000003424		1.00%	CA	92,815	13,258
Mortgage Loan ID#1000003375		6.00%	CA	63,896	13,166
Mortgage Loan ID#1000002916		1.00%	CA	78,265	13,149
Mortgage Loan ID#1000003380		3.23%	CA	81,674	13,102
Mortgage Loan ID#1000003936		4.88%	WI	84,066	12,911
Mortgage Loan ID#1000003284		10.50%	NC	50,346	12,900
Mortgage Loan ID#1000003379		5.50%	IL	80,144	12,861
Mortgage Loan ID#1000003330		10.88%	NY	62,150	12,660
Mortgage Loan ID#1000003014		5.63%	MT	41,616	12,518
Mortgage Loan ID#1000003048		3.75%	NY	42,661	12,335
Mortgage Loan ID#1000003249		11.63%	CO	24,603	12,065
Mortgage Loan ID#1000003393		3.00%	VA	81,056	12,052
Mortgage Loan ID#1000017143		3.25%	CA	15,594	11,899
Mortgage Loan ID#1000003215		12.50%	TX	18,476	11,731
Mortgage Loan ID#1000029287		3.00%	FL	232,180	11,713
Mortgage Loan ID#1000025928		7.00%	MI	44,102	11,683
Mortgage Loan ID#1000003295		10.75%	IL	37,471	11,584
Mortgage Loan ID#1000003425		6.15%	CA	61,314	11,440
Mortgage Loan ID#1000015867		7.63%	OH	70,330	11,404
Mortgage Loan ID#5000003989		0.00%	NV	22,574	11,382
Mortgage Loan ID#7000027645		5.00%	CA	19,761	11,378
Mortgage Loan ID#1000003338		9.13%	NY	68,699	11,069
Mortgage Loan ID#1000002455		5.64%	AZ	63,560	10,835
Mortgage Loan ID#1000003006		6.38%	NY	31,939	10,807
Mortgage Loan ID#1000003373		7.41%	NY	62,580	10,769
Mortgage Loan ID#1000003131		4.00%	NV	17,483	10,739
Mortgage Loan ID#1000003266		10.63%	NC	44,169	10,493
Mortgage Loan ID#1000003808		9.50%	NH	34,359	10,474
Mortgage Loan ID#1000043210		9.00%	VA	88,963	10,463
Mortgage Loan ID#1000002987		10.13%	CA	60,533	9,924
Mortgage Loan ID#1000001724		7.88%	NY	35,451	9,748
Mortgage Loan ID#7000021621		5.50%	CA	12,262	9,442
Mortgage Loan ID#1000003331		9.25%	IL	37,397	9,156
Mortgage Loan ID#1000003314		10.25%	UT	42,455	9,040
Mortgage Loan ID#1000002468		7.25%	AZ	19,042	9,009
Mortgage Loan ID#1000002439		5.50%	AZ	65,664	8,942
Mortgage Loan ID#1000003029		8.25%	FL	34,649	8,547
Mortgage Loan ID#1000017272		3.00%	NY	9,163	8,513
Mortgage Loan ID#1000003212		13.25%	PA	29,444	8,322
Mortgage Loan ID#7000001895		5.25%	CA	24,365	8,240
Mortgage Loan ID#1000003298		10.50%	TX	35,927	8,001
Mortgage Loan ID#1000003819		6.00%	GA	83,685	7,934
Mortgage Loan ID#1000002434		8.00%	AZ	27,202	7,884
Mortgage Loan ID#1000003980		5.38%	CT	31,827	7,880
Mortgage Loan ID#1000002431		10.50%	AZ	23,362	7,791
Mortgage Loan ID#1000003961		4.81%	NJ	30,697	7,507
Mortgage Loan ID#1000003155		10.63%	FL	41,530	7,432
Mortgage Loan ID#1000003216		4.36%	CO	45,070	7,418
Mortgage Loan ID#1000003077		13.25%	NM	20,320	7,403
Mortgage Loan ID#1000015928		10.25%	GA	8,789	7,373
Mortgage Loan ID#1000002238		2.00%	FL	83,902	7,334
Mortgage Loan ID#1000002475		7.25%	AZ	24,934	7,192
Mortgage Loan ID#1000003186		13.63%	VA	17,829	7,062
Mortgage Loan ID#1000002442		7.50%	AZ	22,540	7,049
Mortgage Loan ID#1000003274		7.45%	NV	37,781	6,856
Mortgage Loan ID#1000043353		9.64%	OH	107,055	6,849
Mortgage Loan ID#1000003591		8.13%	GA	19,611	6,829
Mortgage Loan ID#7000000222		2.88%	MO	32,198	6,774
Mortgage Loan ID#1000002474		7.25%	AZ	24,121	6,756
Mortgage Loan ID#1000003236		5.50%	TX	55,382	6,669
Mortgage Loan ID#1000003329		6.93%	VA	28,503	6,660
Mortgage Loan ID#1000003227		6.00%	OR	26,035	6,617
Mortgage Loan ID#1000003794		11.25%	WI	44,387	6,611
Mortgage Loan ID#7000016846		5.38%	FL	14,586	6,605
Mortgage Loan ID#1000003277		5.50%	NV	48,927	6,575
Mortgage Loan ID#1000002453		7.50%	AZ	21,889	6,546
Mortgage Loan ID#1000003313		8.19%	NJ	47,614	6,493
Mortgage Loan ID#7000036678		5.00%	FL	18,920	6,387
Mortgage Loan ID#1000003011		4.00%	CA	41,470	6,363
Mortgage Loan ID#1000002521		14.13%	TX	74,665	6,313
Mortgage Loan ID#7000524032		5.00%	CA	24,150	6,293
Mortgage Loan ID#1000003407		2.00%	CA	58,281	6,244
Mortgage Loan ID#1000003044		12.38%	FL	33,242	6,219
Mortgage Loan ID#7000035642		5.00%	CO	19,296	6,081
Mortgage Loan ID#1000003318		4.00%	CA	46,335	6,073
Mortgage Loan ID#1000002426		8.50%	AZ	18,773	5,975
Mortgage Loan ID#1000003956		8.50%	AL	52,170	5,945
Mortgage Loan ID#1000003789		12.63%	WI	25,162	5,916
Mortgage Loan ID#1000002445		8.50%	AZ	19,154	5,845
Mortgage Loan ID#1000003224		8.75%	PA	22,886	5,837
Mortgage Loan ID#1000003007		6.58%	NJ	29,324	5,413
Mortgage Loan ID#1000002459		6.01%	AZ	17,497	5,368
Mortgage Loan ID#7000016879		5.38%	CA	11,879	5,353
Mortgage Loan ID#1000003280		1.00%	AZ	65,385	5,307
Mortgage Loan ID#7000106608		5.00%	CA	13,433	5,205
Mortgage Loan ID#1000003363		2.00%	NY	55,516	5,195
Mortgage Loan ID#1000003003		9.63%	IL	20,880	5,108
Mortgage Loan ID#1000003200		5.65%	FL	40,049	5,104
Mortgage Loan ID#7000001886		5.25%	FL	20,777	5,103
Mortgage Loan ID#1000002427		7.01%	AZ	28,075	4,952
Mortgage Loan ID#1000003106		9.38%	TX	19,443	4,855
Mortgage Loan ID#1000002425		8.75%	AZ	8,057	4,626
Mortgage Loan ID#1000002983		4.82%	AZ	33,485	4,597
Mortgage Loan ID#7000037380		3.38%	DE	15,489	4,565
Mortgage Loan ID#1000029342		2.00%	IA	67,144	4,472
Mortgage Loan ID#1000003203		9.50%	VA	23,924	4,452
Mortgage Loan ID#1000017061		2.00%	IL	221,626	4,362
Mortgage Loan ID#7000044724		4.50%	IL	15,331	4,356
Mortgage Loan ID#7000014197		5.25%	FL	17,182	4,339
Mortgage Loan ID#7000034325		5.00%	AL	11,263	4,298
Mortgage Loan ID#1000003151		13.75%	MN	30,182	4,285
Mortgage Loan ID#6000000582		1.00%	NY	59,338	4,236
Mortgage Loan ID#1000003104		13.38%	OH	22,574	4,168
Mortgage Loan ID#1000002998		2.00%	OH	72,926	4,088
Mortgage Loan ID#7000029305		5.00%	PA	11,975	4,021
Mortgage Loan ID#7000004323		2.00%	FL	121,631	4,001
Mortgage Loan ID#1000003189		1.00%	FL	41,169	3,733
Mortgage Loan ID#1000003065		2.00%	PA	33,101	3,686
Mortgage Loan ID#1000003272		2.38%	AZ	40,595	3,621
Mortgage Loan ID#1000003775		10.00%	MI	12,862	3,545
Mortgage Loan ID#5000004012		0.00%	FL	181,852	3,487
Mortgage Loan ID#1000003146		12.13%	NC	14,285	3,448
Mortgage Loan ID#1000003347		1.00%	NY	52,932	3,391
Mortgage Loan ID#7000049512		5.00%	FL	8,971	3,387
Mortgage Loan ID#1000003413		4.60%	NY	59,830	3,348
Mortgage Loan ID#7000227562		4.00%	CA	13,906	3,348
Mortgage Loan ID#7000040113		5.50%	FL	10,328	3,318
Mortgage Loan ID#1000003303		9.63%	VA	18,733	3,280
Mortgage Loan ID#7000038883		5.00%	MI	18,287	3,265
Mortgage Loan ID#1000003983		4.75%	CT	11,993	3,227
Mortgage Loan ID#1000003217		5.50%	NV	23,478	3,190
Mortgage Loan ID#1000003372		2.00%	VA	74,770	3,169
Mortgage Loan ID#1000003042		9.63%	VA	64,410	3,090
Mortgage Loan ID#7000056207		5.13%	AZ	8,318	3,089
Mortgage Loan ID#1000003430		1.00%	VA	67,443	3,080
Mortgage Loan ID#1000027712		7.75%	TX	3,508	3,055
Mortgage Loan ID#1000003387		5.50%	NY	62,639	3,031
Mortgage Loan ID#1000003420		1.00%	NY	99,915	2,997
Mortgage Loan ID#1000003067		1.00%	UT	49,248	2,888
Mortgage Loan ID#7000144524		4.00%	NV	16,510	2,863
Mortgage Loan ID#1000002972		12.88%	PA	19,131	2,826
Mortgage Loan ID#1000003218		4.00%	VA	51,044	2,719
Mortgage Loan ID#1000002462		7.00%	AZ	18,988	2,711
Mortgage Loan ID#1000003073		8.00%	NV	9,111	2,690
Mortgage Loan ID#7000037510		5.00%	CT	4,708	2,633
Mortgage Loan ID#1000003090		11.63%	TX	7,336	2,619
Mortgage Loan ID#1000003392		1.00%	NY	39,936	2,574
Mortgage Loan ID#1000000614		6.00%	IN	10,302	2,559
Mortgage Loan ID#1000003102		13.00%	NY	13,481	2,524
Mortgage Loan ID#1000003268		7.38%	FL	8,817	2,313
Mortgage Loan ID#7000098633		4.50%	FL	8,089	2,264
Mortgage Loan ID#1000003768		6.88%	TN	17,225	2,245
Mortgage Loan ID#7000036523		6.00%	IL	4,522	2,237
Mortgage Loan ID#1000003378		1.00%	CA	114,300	2,226
Mortgage Loan ID#1000002569		3.00%	FL	63,890	2,225
Mortgage Loan ID#7000036539		4.88%	IL	6,884	2,135
Mortgage Loan ID#1000001017		8.00%	NY	3,197	2,104
Mortgage Loan ID#1000003255		12.13%	MN	5,937	2,039
Mortgage Loan ID#1000003753		12.50%	MI	99,974	1,967
Mortgage Loan ID#1000002531		1.00%	NY	53,058	1,929
Mortgage Loan ID#7000275218		4.00%	IN	12,191	1,922
Mortgage Loan ID#1000003356		1.00%	NY	83,926	1,848
Mortgage Loan ID#7000242451		3.75%	FL	12,099	1,808
Mortgage Loan ID#1000003767		2.00%	TN	17,389	1,739
Mortgage Loan ID#1000002992		9.88%	WY	8,789	1,736
Mortgage Loan ID#1000003981		1.00%	NY	36,662	1,732
Mortgage Loan ID#7000032686		0.50%	VA	48,078	1,698
Mortgage Loan ID#1000003059		1.00%	AZ	19,097	1,655
Mortgage Loan ID#7000001222		5.00%	TX	11,102	1,615
Mortgage Loan ID#7000032678		4.00%	OH	5,046	1,498
Mortgage Loan ID#1000003115		1.00%	NJ	28,337	1,485
Mortgage Loan ID#7000362626		3.00%	FL	10,037	1,447
Mortgage Loan ID#1000028827		5.38%	IL	302,123	1,438
Mortgage Loan ID#1000003802		11.50%	MA	57,569	1,432
Mortgage Loan ID#7000314799		5.00%	OH	4,998	1,394
Mortgage Loan ID#1000002931		11.63%	NY	111,295	1,346
Mortgage Loan ID#1000003049		10.13%	CA	32,503	935
Mortgage Loan ID#7000038874		6.00%	OH	10,848	794
Mortgage Loan ID#1000003815		1.00%	MD	20,206	777
Mortgage Loan ID#1000003811		1.00%	GA	63,148	720
Mortgage Loan ID#1000003807		1.00%	MD	24,718	716
Mortgage Loan ID#1000003220		1.00%	IL	39,769	522
Mortgage Loan ID#1000003273		4.00%	IL	7,705	499
Mortgage Loan ID#1000029182		5.98%	FL	193,029	-
Mortgage Loan ID#1000025950		4.63%	IL	113,881	-
Mortgage Loan ID#1000002997		5.13%	NY	55,559	-
Mortgage Loan ID#1000003246		10.75%	NJ	46,826	-
Mortgage Loan ID#7000057184		4.50%	AZ	19,461	-
Mortgage Loan ID#5000004007		0.00%	CA	7,600	-
Mortgage Loan ID#5000004018		0.00%	FL	3,750	-
Mortgage Loan ID#5000003997		0.00%	ID	1,160	-
Mortgage Loan ID#7000030263		5.00%	WI	5,456	-
Mortgage Loan ID#5000004010		0.00%	VA	150	-
Mortgage Loan ID#7000063645		5.00%	VA	11,882	-
Mortgage Loan ID#5000003985		0.00%	ME	4,375	-
Mortgage Loan ID#1000025930		3.00%	MS	40,413	-
Mortgage Loan ID#7000026184		5.00%	TN	12,619	-
Mortgage Loan ID#7000033764		5.00%	IL	13,874	-
Mortgage Loan ID#1000000581		5.50%	WA	49,291	-
Mortgage Loan ID#1000003818		11.63%	MD	83,298	-
Mortgage Loan ID#1000002538		2.00%	NY	92,004	-
Mortgage Loan ID#1000002432		9.75%	AZ	19,528	-
Mortgage Loan ID#1000003752		1.00%	MD	81,772	-
Mortgage Loan ID#1000003351		2.00%	NY	42,695	-
Mortgage Loan ID#1000003278		7.21%	NY	68,303	-
Mortgage Loan ID#1000002771		11.88%	FL	19,620	-
Mortgage Loan ID#1000002942		10.25%	FL	105,651	-
Mortgage Loan ID#1000002530		6.00%	PA	63,029	-
Mortgage Loan ID#1000002406		10.25%	IL	49,062	-
Mortgage Loan ID#1000002422		10.25%	AZ	13,386	-
Mortgage Loan ID#1000002452		5.99%	AZ	23,451	-
Mortgage Loan ID#1000002519		13.38%	NJ	85,620	-
Mortgage Loan ID#1000002526		9.50%	NJ	50,000	-
Mortgage Loan ID#1000002533		12.75%	NY	179,088	-
Mortgage Loan ID#1000002567		11.50%	VA	58,649	-
Mortgage Loan ID#1000002582		12.75%	NY	103,510	-
Mortgage Loan ID#1000002594		12.25%	IL	13,368	-
Mortgage Loan ID#1000002649		13.00%	FL	40,803	-
Mortgage Loan ID#1000002681		14.00%	FL	67,464	-
Mortgage Loan ID#1000002726		13.50%	FL	41,392	-
Mortgage Loan ID#1000002758		11.00%	FL	25,933	-
Mortgage Loan ID#1000002768		11.38%	AZ	21,809	-
Mortgage Loan ID#1000002770		12.25%	FL	39,977	-
Mortgage Loan ID#1000002784		12.63%	FL	83,881	-
Mortgage Loan ID#1000002785		14.25%	FL	28,347	-
Mortgage Loan ID#1000002791		11.38%	FL	41,930	-
Mortgage Loan ID#1000002796		11.25%	IL	48,863	-
Mortgage Loan ID#1000002797		12.75%	FL	30,544	-
Mortgage Loan ID#1000002803		10.88%	IL	55,217	-
Mortgage Loan ID#1000002835		10.50%	NJ	58,382	-
Mortgage Loan ID#1000002848		14.25%	NJ	75,905	-
Mortgage Loan ID#1000002855		11.50%	NJ	86,000	-
Mortgage Loan ID#1000002874		12.50%	NY	86,796	-
Mortgage Loan ID#1000002919		12.25%	NY	108,421	-
Mortgage Loan ID#1000002928		12.63%	FL	141,000	-
Mortgage Loan ID#1000002934		11.75%	CA	63,761	-
Mortgage Loan ID#1000002970		9.63%	CA	55,487	-
Mortgage Loan ID#1000002978		9.38%	FL	22,588	-
Mortgage Loan ID#1000002981		10.50%	OH	22,827	-
Mortgage Loan ID#1000002996		11.75%	FL	82,677	-
Mortgage Loan ID#1000002999		10.75%	TX	25,151	-
Mortgage Loan ID#1000003027		10.50%	FL	50,213	-
Mortgage Loan ID#1000003147		3.00%	FL	45,801	-
Mortgage Loan ID#1000003253		10.25%	NJ	28,508	-
Mortgage Loan ID#1000003262		6.25%	VA	47,636	-
Mortgage Loan ID#1000003334		6.50%	CA	88,322	-
Mortgage Loan ID#1000003385		12.88%	NY	44,885	-
Mortgage Loan ID#1000003688		13.63%	MI	18,734	-
Mortgage Loan ID#1000003693		9.63%	GA	36,042	-
Mortgage Loan ID#1000003727		12.50%	MA	29,062	-
Mortgage Loan ID#1000003741		12.38%	GA	62,331	-
Mortgage Loan ID#1000003760		9.50%	MA	42,788	-
Mortgage Loan ID#1000003792		13.00%	MI	51,564	-
Mortgage Loan ID#1000002556		6.38%	NV	59,406	-
Mortgage Loan ID#1000002572		7.63%	CA	82,494	-
Mortgage Loan ID#1000002890		9.75%	NY	24,250	-
Mortgage Loan ID#1000002921		8.13%	IL	80,000	-
Mortgage Loan ID#1000002966		7.63%	FL	36,270	-
Mortgage Loan ID#1000002984		5.63%	AZ	61,619	-
Mortgage Loan ID#1000003094		7.30%	TX	20,478	-
Mortgage Loan ID#1000003783		6.00%	AR	12,347	-
Mortgage Loan ID#1000003000		1.00%	AZ	57,733	-
Mortgage Loan ID#1000003088		8.90%	TX	13,065	-
Mortgage Loan ID#1000002737		2.00%	TX	19,418	-
Mortgage Loan ID#1000003317		6.50%	NJ	55,435	-
Mortgage Loan ID#1000003096		11.25%	TX	11,653	-
Mortgage Loan ID#1000003068		9.01%	FL	18,958	-
Mortgage Loan ID#5000003993		0.00%	OH	500	-
Mortgage Loan ID#1000003092		12.13%	PA	6,657	-
Mortgage Loan ID#1000002553		1.00%	NV	46,458	-
Mortgage Loan ID#1000003207		1.00%	WA	39,095	-
Mortgage Loan ID#1000003226		5.50%	FL	24,637	-
Mortgage Loan ID#1000002527		2.00%	NJ	20,463	-
Mortgage Loan ID#1000002435		5.18%	AZ	26,991	-
Mortgage Loan ID#1000003079		6.13%	HI	16,567	-
Mortgage Loan ID#1000002723		6.00%	AZ	34,524	-
Mortgage Loan ID#1000002513		8.37%	NJ	75,425	-
Mortgage Loan ID#1000003085		8.13%	OH	9,882	-
Mortgage Loan ID#1000003208		8.84%	PA	45,180	-
Mortgage Loan ID#1000003299		5.50%	DC	71,500	-
Mortgage Loan ID#1000003381		11.13%	NY	29,621	-
Mortgage Loan ID#1000003291		5.50%	NY	56,869	-
Mortgage Loan ID#1000003086		8.13%	OH	9,874	-
Mortgage Loan ID#1000003071		4.71%	FL	25,139	-
Mortgage Loan ID#1000002619		2.00%	FL	19,395	-
Mortgage Loan ID#1000003019		1.00%	FL	32,374	-
Mortgage Loan ID#1000003248		5.50%	NV	30,786	-
Mortgage Loan ID#1000003801		2.00%	MD	32,712	-
Mortgage Loan ID#1000002904		6.00%	NY	48,338	-
Mortgage Loan ID#1000003145		2.00%	FL	41,635	-
Mortgage Loan ID#1000003275		5.38%	FL	44,818	-
Mortgage Loan ID#1000003229		1.00%	PA	35,358	-
Mortgage Loan ID#1000002571		2.00%	NJ	85,612	-
Mortgage Loan ID#1000002564		5.68%	FL	49,312	-
Mortgage Loan ID#1000003204		4.40%	FL	55,923	-
Mortgage Loan ID#1000003805		9.75%	GA	33,754	-
Mortgage Loan ID#1000003101		5.50%	FL	50,730	-
Mortgage Loan ID#1000003816		12.00%	GA	38,482	-
Mortgage Loan ID#1000002534		2.00%	NJ	108,500	-
Mortgage Loan ID#1000003308		11.63%	FL	73,798	-
Mortgage Loan ID#1000003164		12.50%	FL	51,085	-
Mortgage Loan ID#1000002905		3.00%	MN	76,816	-
Mortgage Loan ID#1000003111		9.88%	AZ	36,273	-
Mortgage Loan ID#1000003243		1.00%	CA	63,487	-
Mortgage Loan ID#1000002528		2.00%	NJ	132,028	-
Mortgage Loan ID#1000003357		3.00%	CA	76,518	-
Mortgage Loan ID#1000003192		2.00%	CA	39,923	-
Mortgage Loan ID#1000002511		2.00%	NJ	297,970	-
Mortgage Loan ID#1000003179		9.50%	AZ	30,304	-
Mortgage Loan ID#1000002484		1.00%	IL	37,841	-
Mortgage Loan ID#1000003395		10.50%	NY	81,055	-
Mortgage Loan ID#1000003213		10.25%	TX	43,985	-
Mortgage Loan ID#1000003038		4.13%	IL	47,473	-
Mortgage Loan ID#1000003388		11.00%	NJ	71,597	-
Mortgage Loan ID#1000002517		1.00%	DC	29,170	-
Mortgage Loan ID#1000003348		3.00%	NJ	58,809	-
Mortgage Loan ID#1000003041		11.63%	IL	63,587	-
Mortgage Loan ID#1000003109		2.00%	FL	35,207	-
Mortgage Loan ID#1000003588		5.63%	GA	116,000	-
Mortgage Loan ID#1000003370		10.88%	CA	94,114	-
Mortgage Loan ID#1000003391		2.00%	NJ	52,193	-
Mortgage Loan ID#1000003744		2.00%	MA	42,622	-
Mortgage Loan ID#1000002909		2.00%	FL	79,814	-
Mortgage Loan ID#1000003210		6.00%	FL	46,595	-
Mortgage Loan ID#1000003305		11.50%	CA	79,314	-
Mortgage Loan ID#1000003367		2.00%	NY	82,587	-
Mortgage Loan ID#1000002915		1.00%	NY	136,851	-
Mortgage Loan ID#1000003394		6.50%	AZ	137,659	-
Mortgage Loan ID#1000003346		2.00%	NV	74,746	-
Mortgage Loan ID#1000002869		1.00%	CA	82,643	-
Mortgage Loan ID#1000002575		4.63%	NY	85,801	-
Mortgage Loan ID#1000003431		15.00%	AZ	149,277	-
Mortgage Loan ID#1000001468		0.00%	NY	10,000	-
Mortgage Loan ID#1000003304		10.50%	CA	102,564	-
Mortgage Loan ID#1000003353		1.00%	WA	85,689	-
Mortgage Loan ID#1000003364		3.00%	CA	105,953	-
Mortgage Loan ID#1000002417		6.50%	AZ	50,399	-
Mortgage Loan ID#1000002877		2.00%	NY	90,125	-
Mortgage Loan ID#1000003251		6.50%	CA	88,732	-
Mortgage Loan ID#1000003784		10.50%	GA	181,824	-
Mortgage Loan ID#1000002580		3.10%	NY	86,665	-
Mortgage Loan ID#1000002618		1.00%	NY	54,971	-
Mortgage Loan ID#1000003327		2.00%	MN	101,592	-
Mortgage Loan ID#1000003426		6.38%	IL	86,603	-
Mortgage Loan ID#1000003398		2.00%	NJ	101,770	-
Mortgage Loan ID#1000003355		3.00%	VA	136,462	-
Mortgage Loan ID#1000002568		10.75%	IL	52,139	-
Mortgage Loan ID#1000001993		7.13%	IL	100,888	(966)

				271,540,395	152,000,587

Real estate acquired in settlement of loans
Real Estate Owned ID#1000015629		N/A	CA	$996,000	$1,132,950
Real Estate Owned ID#1000015367		N/A	IL	545,527	753,858
Real Estate Owned ID#1000043536		N/A	MI	860,000	706,594
Real Estate Owned ID#1000001643		N/A	FL	621,672	703,003
Real Estate Owned ID#1000016499		N/A	NE	720,000	553,312
Real Estate Owned ID#1000043808		N/A	FL	471,000	544,788
Real Estate Owned ID#1000027525		N/A	NE	554,549	491,966
Real Estate Owned ID#1000028068		N/A	CA	485,478	489,772
Real Estate Owned ID#1000015181		N/A	IL	869,995	468,728
Real Estate Owned ID#1000016154		N/A	FL	472,046	465,230
Real Estate Owned ID#1000015537		N/A	FL	460,001	391,231
Real Estate Owned ID#1000016184		N/A	NJ	440,001	382,935
Real Estate Owned ID#1000016181		N/A	FL	770,245	381,105
Real Estate Owned ID#1000029360		N/A	MI	544,877	359,840
Real Estate Owned ID#1000016162		N/A	FL	379,778	359,576
Real Estate Owned ID#1000026659		N/A	IL	587,418	356,100
Real Estate Owned ID#1000028903		N/A	CA	488,632	340,484
Real Estate Owned ID#1000035163		N/A	OR	689,500	326,675
Real Estate Owned ID#1000029171		N/A	FL	509,600	325,574
Real Estate Owned ID#1000002112		N/A	VA	298,857	322,096
Real Estate Owned ID#1000015110		N/A	VA	404,288	315,787
Real Estate Owned ID#1000001655		N/A	NY	648,000	308,298
Real Estate Owned ID#1000027283		N/A	NY	434,198	300,671
Real Estate Owned ID#1000017338		N/A	PA	282,904	291,864
Real Estate Owned ID#1000017415		N/A	PA	245,135	287,053
Real Estate Owned ID#1000043155		N/A	FL	307,146	282,917
Real Estate Owned ID#1000029087		N/A	CA	374,503	280,843
Real Estate Owned ID#1000043755		N/A	MN	478,088	280,020
Real Estate Owned ID#1000028945		N/A	FL	565,506	265,461
Real Estate Owned ID#1000015506		N/A	FL	917,000	262,274
Real Estate Owned ID#1000029380		N/A	NJ	400,000	261,900
Real Estate Owned ID#1000029054		N/A	FL	323,982	258,066
Real Estate Owned ID#1000029252		N/A	CA	375,530	234,193
Real Estate Owned ID#1000025971		N/A	CA	332,668	226,527
Real Estate Owned ID#1000026348		N/A	NV	366,420	222,500
Real Estate Owned ID#1000027008		N/A	MD	274,502	222,404
Real Estate Owned ID#1000044101		N/A	PA	181,868	221,073
Real Estate Owned ID#1000027210		N/A	NJ	339,999	219,878
Real Estate Owned ID#1000043232		N/A	NJ	444,598	218,378
Real Estate Owned ID#1000015381		N/A	FL	194,873	211,599
Real Estate Owned ID#1000029097		N/A	NJ	364,148	207,964
Real Estate Owned ID#1000038451		N/A	IL	184,189	198,528
Real Estate Owned ID#1000027708		N/A	NJ	260,260	196,939
Real Estate Owned ID#1000003963		N/A	WV	230,151	185,912
Real Estate Owned ID#1000043435		N/A	IL	235,219	183,208
Real Estate Owned ID#1000043996		N/A	PA	240,000	179,988
Real Estate Owned ID#1000043611		N/A	FL	236,250	179,163
Real Estate Owned ID#1000001490		N/A	NY	285,000	177,689
Real Estate Owned ID#1000044036		N/A	IL	235,889	172,998
Real Estate Owned ID#1000026640		N/A	CO	186,865	168,866
Real Estate Owned ID#1000026377		N/A	CT	316,051	166,292
Real Estate Owned ID#1000003962		N/A	FL	378,400	166,213
Real Estate Owned ID#1000035172		N/A	NY	415,887	164,849
Real Estate Owned ID#1000026688		N/A	MO	162,816	162,446
Real Estate Owned ID#1000027736		N/A	NJ	215,996	160,122
Real Estate Owned ID#1000035799		N/A	CA	196,015	159,761
Real Estate Owned ID#1000001636		N/A	FL	564,000	158,427
Real Estate Owned ID#1000044233		N/A	NJ	179,134	154,082
Real Estate Owned ID#1000016402		N/A	NY	352,869	152,362
Real Estate Owned ID#1000016408		N/A	FL	357,440	150,356
Real Estate Owned ID#1000001350		N/A	FL	217,822	148,755
Real Estate Owned ID#1000035270		N/A	MA	217,305	148,292
Real Estate Owned ID#1000044136		N/A	MD	296,082	146,159
Real Estate Owned ID#1000043629		N/A	WA	205,443	143,580
Real Estate Owned ID#1000029375		N/A	MD	198,256	139,552
Real Estate Owned ID#1000017433		N/A	SC	116,079	138,154
Real Estate Owned ID#1000026662		N/A	FL	203,460	136,468
Real Estate Owned ID#1000002203		N/A	FL	475,842	136,189
Real Estate Owned ID#1000044107		N/A	OH	174,516	135,331
Real Estate Owned ID#1000028999		N/A	FL	220,800	128,452
Real Estate Owned ID#1000043129		N/A	FL	122,549	127,542
Real Estate Owned ID#1000000379		N/A	TX	209,970	126,110
Real Estate Owned ID#1000043953		N/A	FL	213,696	123,516
Real Estate Owned ID#1000044243		N/A	AL	203,417	122,643
Real Estate Owned ID#1000017385		N/A	GA	184,063	118,958
Real Estate Owned ID#1000028475		N/A	DE	200,219	116,065
Real Estate Owned ID#1000029296		N/A	FL	333,511	114,394
Real Estate Owned ID#1000029266		N/A	FL	269,157	110,007
Real Estate Owned ID#1000043577		N/A	FL	142,999	109,431
Real Estate Owned ID#1000027386		N/A	IL	172,880	108,835
Real Estate Owned ID#1000001933		N/A	FL	228,125	108,378
Real Estate Owned ID#1000027095		N/A	FL	158,150	108,366
Real Estate Owned ID#1000001162		N/A	OH	141,924	107,636
Real Estate Owned ID#1000001067		N/A	FL	308,321	106,820
Real Estate Owned ID#1000000591		N/A	NJ	317,267	105,965
Real Estate Owned ID#1000043141		N/A	LA	133,059	105,953
Real Estate Owned ID#1000028801		N/A	FL	187,200	105,752
Real Estate Owned ID#1000026072		N/A	NJ	189,212	105,538
Real Estate Owned ID#1000038533		N/A	IL	138,251	104,707
Real Estate Owned ID#1000026081		N/A	ME	163,690	103,568
Real Estate Owned ID#1000029250		N/A	IL	402,528	103,292
Real Estate Owned ID#1000043370		N/A	FL	206,910	101,974
Real Estate Owned ID#1000043604		N/A	NJ	272,047	101,334
Real Estate Owned ID#1000035556		N/A	FL	141,777	100,948
Real Estate Owned ID#1000028824		N/A	TX	157,939	100,572
Real Estate Owned ID#1000016328		N/A	NJ	138,797	100,560
Real Estate Owned ID#1000028929		N/A	FL	145,505	99,029
Real Estate Owned ID#1000036088		N/A	CT	240,099	96,904
Real Estate Owned ID#1000043524		N/A	IL	240,000	94,693
Real Estate Owned ID#1000002039		N/A	NJ	262,475	93,600
Real Estate Owned ID#1000044021		N/A	MA	210,541	92,523
Real Estate Owned ID#1000028997		N/A	FL	203,467	89,641
Real Estate Owned ID#1000026994		N/A	NC	82,596	89,117
Real Estate Owned ID#1000001705		N/A	NJ	114,009	89,110
Real Estate Owned ID#1000029350		N/A	WI	137,650	85,204
Real Estate Owned ID#1000027759		N/A	FL	98,443	82,668
Real Estate Owned ID#1000025990		N/A	VA	131,197	82,491
Real Estate Owned ID#1000016047		N/A	MA	196,772	82,054
Real Estate Owned ID#1000043680		N/A	IL	192,224	79,843
Real Estate Owned ID#1000025960		N/A	OH	147,091	79,074
Real Estate Owned ID#1000028830		N/A	NJ	283,816	76,884
Real Estate Owned ID#1000015254		N/A	GA	104,881	70,209
Real Estate Owned ID#1000028175		N/A	IL	160,813	68,816
Real Estate Owned ID#1000026361		N/A	FL	167,029	68,768
Real Estate Owned ID#1000029077		N/A	FL	192,555	63,246
Real Estate Owned ID#1000026203		N/A	NJ	321,763	62,491
Real Estate Owned ID#1000028807		N/A	NJ	368,033	61,000
Real Estate Owned ID#1000035463		N/A	WA	112,500	56,208
Real Estate Owned ID#1000043302		N/A	AL	103,435	49,936
Real Estate Owned ID#1000035002		N/A	IL	178,595	48,892
Real Estate Owned ID#1000043920		N/A	NC	92,276	48,762
Real Estate Owned ID#1000001018		N/A	AZ	104,818	45,432
Real Estate Owned ID#1000015132		N/A	IL	267,660	44,095
Real Estate Owned ID#1000015599		N/A	PA	85,273	42,858
Real Estate Owned ID#1000044133		N/A	MD	126,711	40,578
Real Estate Owned ID#1000016097		N/A	FL	231,588	39,936
Real Estate Owned ID#1000043466		N/A	FL	127,311	36,851
Real Estate Owned ID#1000028493		N/A	FL	128,640	35,114
Real Estate Owned ID#1000027018		N/A	IL	99,756	34,657
Real Estate Owned ID#1000034760		N/A	NY	192,490	33,898
Real Estate Owned ID#1000027505		N/A	NY	123,383	33,533
Real Estate Owned ID#1000000529		N/A	NC	133,816	32,901
Real Estate Owned ID#1000016091		N/A	NY	75,372	32,240
Real Estate Owned ID#1000001766		N/A	NY	38,544	31,732
Real Estate Owned ID#1000043088		N/A	NJ	82,226	30,251
Real Estate Owned ID#1000036082		N/A	MD	112,200	27,865
Real Estate Owned ID#1000034970		N/A	IL	106,716	27,550
Real Estate Owned ID#1000028202		N/A	MD	186,144	27,226
Real Estate Owned ID#1000034766		N/A	NJ	58,017	26,915
Real Estate Owned ID#1000034971		N/A	IL	113,118	25,893
Real Estate Owned ID#1000029323		N/A	FL	54,944	25,167
Real Estate Owned ID#1000043879		N/A	WI	93,692	24,260
Real Estate Owned ID#1000034996		N/A	IL	130,113	23,042
Real Estate Owned ID#1000000374		N/A	VA	183,750	22,198
Real Estate Owned ID#1000026644		N/A	FL	142,402	21,743
Real Estate Owned ID#1000003632		N/A	MD	126,308	19,486
Real Estate Owned ID#1000043736		N/A	NJ	114,827	18,381
Real Estate Owned ID#1000044213		N/A	FL	153,984	17,822
Real Estate Owned ID#1000034972		N/A	NJ	283,530	16,155
Real Estate Owned ID#1000038579		N/A	NJ	144,272	15,589
Real Estate Owned ID#1000028485		N/A	IL	132,559	13,445
Real Estate Owned ID#1000035043		N/A	IL	112,187	12,155
Real Estate Owned ID#1000000764		N/A	FL	69,868	11,998
Real Estate Owned ID#1000028844		N/A	NJ	189,782	9,540
Real Estate Owned ID#1000035080		N/A	NJ	155,369	9,374
Real Estate Owned ID#1000001314		N/A	NJ	121,443	9,136
Real Estate Owned ID#1000001686		N/A	NY	85,384	6,108
Real Estate Owned ID#1000038398		N/A	NJ	36,672	3,943
Real Estate Owned ID#1000001523		N/A	NY	99,551	1,439
Real Estate Owned ID#1000029208		N/A	FL	124,578	(380)
Real Estate Owned ID#1000003780		N/A	GA	26,077	(1,763)
Real Estate Owned ID#1000001669		N/A	IL	199,616	(8,075)
Real Estate Owned ID#1000034894		N/A	PA	86,324	(8,673)
Real Estate Owned ID#1000001752		N/A	IN	147	(8,954)
Real Estate Owned ID#1000016929		N/A	ME	114,583	(9,232)
Real Estate Owned ID#1000001328		N/A	MN	186,121	(13,401)

				42,965,857	25,514,675

TOTAL INVESTMENTS IN NONAFFILIATES (Cost $158,147,887)				314,506,252	177,515,262

INVESTMENTS IN AFFILIATES - 23%*

Name of Issuer				Shares	Fair Value
Short-Term Investment
BlackRock Liquidity Funds: TempFund Institutional Shares ^				$46,356,328	$46,356,328

TOTAL INVESTMENTS IN AFFILIATES (Cost $46,356,328)				46,356,328	46,356,328

TOTAL INVESTMENTS (Cost $204,504,215)					223,871,590

LIABILITIES - 53%*
Description	Cusip	Note Rate	Maturity Date	Principal Amount	Fair Value
Asset-backed secured financing
PNMAC 2015-NPL1 A-1-144A ^	70932GAA8	4.00%	3/25/2055	$97,428,063	$97,317,871
PNMAC 2015-NPL1 A-1-REGS ^	U7088RAA5	4.00%	3/25/2055	7,065,193	7,057,202

TOTAL LIABILITIES (Cost $104,385,593					104,375,073

Other assets in excess of other liabilities - 39%*					76,114,505

TOTAL PARTNERS’ CAPITAL - 100%*					$195,611,022

* Percentages are stated as a percent of partners’ capital
^ Investment represents securities held or issued by related parties
All investments are in the United States of America.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s nominating committee charter does not contain any changes to procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable during this period.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to during this period.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PNMAC Mortgage Opportunity Fund, LP

By (Signature and Title)          /s/ David A. Spector
David A. Spector, CEO

Date       October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ David A. Spector
David A. Spector, CEO

Date       October 27, 2017

By (Signature and Title)          /s/ Andrew S. Chang
Andrew S. Chang, CFO

Date       October 27, 2017